Registration No. 33-74232


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No. __5__ __X__


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. ___ _____

                        (Check appropriate box or boxes)

         Principal Mutual Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal Mutual Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842


  M. D. Roughton, The Principal Financial Group, Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant has heretofore registered an indefinite amount of such Separate Account B Variable Annuity Contracts under the Securities Act of 1933 pursuant to Rule 24f-2; Registrant filed a 24f-2 notice for the fiscal year ending December 31, 1996 on February 27, 1997.

It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        _____  on (date) pursuant to paragraph (b) of Rule 485

        __X__  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _____  on (date) pursuant to paragraph  (a)(1) of Rule 485

               75 days after filing  pursuant to paragraph  (a)(2) of Rule 485

        _____  on (date) pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                                      Caption in Prospectus

Part A

  1.   Cover Page                                Principal Mutual Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

  2.   Definitions                               Glossary of Special Terms

  3.   Synopsis                                  Expense Table and Example,
       Summary

  4.   Condensed Financial                       Performance Calculation,
       Information                               Independent Auditors,
                                                 Financial Statements

  5.   General Description of                    Summary, Description of
       Registrant                                Principal Mutual Life
                                                 Insurance Company, Principal
                                                 Mutual Life Insurance Company
                                                 Separate Account B, Voting
                                                 Rights, Mutual Funds

  6.   Deductions                                Summary, Charges and
                                                 Deductions, Annual Fee,
                                                 Mortality and Expense Risks
                                                 Charge, Transaction Fee,
                                                 Premium Taxes, Surrender
                                                 Charge, Administrative Expense
                                                 Charge, Distribution of the
                                                 Contract

  7.   General Description of                    Summary, The Contract,
       Variable Annuity Contract                 Purchasing a Contract,
                                                 Purchase  Payment  Limitations,
                                                 Allocation of Purchase  Payment
                                                 Right to Examine the  Contract,
                                                 Exchange Credit,
                                                 Prior to the  Retirement  Date,
                                                 Determining   the   Accumulated
                                                 Value    of    the    Contract,
                                                 Allocation of Purchase Payments
                                                 and   Transfers,    Total   and
                                                 Partial   Surrenders,   Benefit
                                                 Payable on Death of
                                                 Annuitant or Owner, After the
                                                 Retirement Date, Retirement
                                                 Date, Benefit Options, Death
                                                 of Annuitant or Other Payee,
                                                 Principal Mutual Life
                                                 Insurance Company Separate
                                                 Account B, General Provisions,
                                                 Rights Reserved by the Company,
                                                 Contractholders' Inquiries

  8.   Annuity Period                            After the Retirement Date,
                                                 Retirement Date, Benefit
                                                 Options

  9.   Death Benefit                             Benefit Payable on Death of
                                                 Annuitant or Owner, Death of
                                                 Annuitant or Payee, Federal
                                                 Tax Matters, Non-Qualified
                                                 Contracts, Required
                                                 Distributions for Non-Qualified
                                                 Contracts

 10.   Purchase and Contract Value               Summary, The Contract,
                                                 Purchasing a Contract, Purchase
                                                 Payment Limitations, Allocation
                                                 of Purchase Payments, Right
                                                 to Examine the Contract, Prior
                                                 to the Retirement Date,
                                                 Determining the Accumulated
                                                 Value of the Contract,
                                                 Allocation of Purchase Payments
                                                 and Transfers, Postponement of
                                                 Payments, Distribution of the
                                                 Contract

 11.   Redemptions                               Summary, Benefit Options,
                                                 Total and Partial Surrenders,
                                                 Postponement of Payments

 12.   Taxes                                     Summary, Benefit Options,
                                                 Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for
                                                 Non-Qualified Contracts, IRA,
                                                 SEP, SAR/SEP and SIMPLE-IRA,
                                                 Withholding, Mutual Fund
                                                 Diversification

 13.   Legal Proceedings                         Legal Proceedings

 14.   Table of Contents of the                  Table of Contents of the
       Statement of Additional                   Statement of Additional
       Information                               Information

Part B                                           Statement of Additional
                                                 Information

                                                 Caption**

 15.   Cover Page                                Principal Mutual Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

 16.   Table of Contents                         Table of Contents

 17.   General Information and                   None
       History

 18.   Services                                  Independent Auditors**,
                                                 Independent Auditors

 19.   Purchase of Securities                    Summary**, Allocation of
       Being Offered                             Purchase Payments and
                                                 Transfers**, Distribution
                                                 of the Contract**

 20.   Underwriters                              Summary**, Distribution of the
                                                 Contract**

 21.   Calculation of Performance                Calculation of Yield and
       Data                                      Total Return

 22.   Annuity Payments                          Benefit Options**

 23.   Financial Statements                      Financial Statements

** Prospectus caption given where appropriate.

                     PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B


                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT


        Issued by Principal Mutual Life Insurance Company (the "Company")






                 Prospectus dated _____________________________





This Prospectus concisely sets forth information about Principal Mutual Life Insurance Company Separate Account B and the Flexible Variable Annuity Contract (the "Contract") that an investor ought to know before investing. It should be read and retained for future reference.

Contributions to the Contract are not deposits or obligations of, or guaranteed by or endorsed by any bank nor are contributions to the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.


Additional information about the Contract, including a Statement of Additional Information, dated _____________, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears on page 30 of this Prospectus. A copy of the Statement of Additional Information can be obtained, free of charge, upon request by writing or telephoning:




                                Variable Annuity
                          The Principal Financial Group
                                  P.O. Box 9382
                            Des Moines, IA 50306-9382
                            Telephone: 1-800-247-9988



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




This Prospectus is valid only when accompanied by the current prospectus for the Principal Variable Contracts Fund, Inc. These prospectuses should be kept for future reference.
                                TABLE OF CONTENTS
                                                                            Page

Glossary of Special Terms ................................................    3
Expense Table and Example.................................................    5
Condensed Financial Information...........................................    6
Summary  .................................................................    7
Description of Principal Mutual Life Insurance Company ...................    9
Principal Mutual Life Insurance Company Separate Account B ...............   10
Mutual Funds..............................................................   10
Surplus Distribution at Sole Discretion of the Company ...................   11
The Contract .............................................................   11
   Purchasing a Contract..................................................   11
     Purchase Payment Limitations.........................................   11
     Allocation of Purchase Payments......................................   12
     Right to Examine the Contract........................................   12
     Exchange Credit......................................................   13
   Prior to the Retirement Date...........................................   13
     Determining the Accumulated Value of the Contract....................   13
     Allocation of Purchase Payments......................................   14
     Transfers............................................................   14
     Automatic Portfolio Rebalancing......................................   15
     Telephone Services...................................................   15
     Total and Partial Surrenders.........................................   16
     Benefit Payable on Death of Annuitant or Owner.......................   17
   After the Retirement Date..............................................   17
     Retirement Date .....................................................   17
     Benefit Options .....................................................   18
     Death of Annuitant or Other Payee....................................   19
Charges and Deductions ...................................................   19
   Annual Fee.............................................................   19
   Mortality and Expense Risks Charge ....................................   19
   Transaction Fee........................................................   20
   Premium Taxes .........................................................   20
   Surrender Charge.......................................................   20
   Administrative Expense Charge..........................................   21
Special Provisions for Group or Sponsored Arrangements....................   22
Fixed Account.............................................................   22
   General Description ...................................................   22
   Fixed Account Value ...................................................   23
   Fixed Account Transfers, Total and Partial Surrenders..................   23
General Provisions .......................................................   23
   The Contract...........................................................   23
   Postponement of Payments...............................................   23
   Misstatement of Age or Sex and Other Errors............................   24
   Assignment ............................................................   24
   Change of Owner........................................................   24
   Beneficiary............................................................   24
Reports  .................................................................   24
Rights Reserved by the Company............................................   25
Distribution of the Contract..............................................   25
Performance Calculation...................................................   25
Voting Rights.............................................................   26

                                                                           Page
Federal Tax Matters.......................................................   26
   Non-Qualified Contracts................................................   26
   Required Distributions for Non-Qualified Contracts.....................   27
   IRA, SEP, SAR/SEP and SIMPLE-IRA.......................................   27
   Withholding............................................................   28
   Mutual Fund Diversification............................................   28
State Regulation..........................................................   28
Legal Opinions............................................................   28
Legal Proceedings.........................................................   28
Registration Statement....................................................   29
Other Variable Annuity Contracts..........................................   29
Independent Auditors......................................................   29
Financial Statements......................................................   29
Contractholders' Inquiries................................................   29
Table of Contents of the Statement of Additional Information..............   30
Appendix A................................................................   31


This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest in the Contract in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contract other than those contained in this Prospectus.


This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest in the Contract in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contract other than those contained in this Prospectus.

GLOSSARY OF SPECIAL TERMS


Account -- Series or portfolio of a Mutual Fund in which a Separate Account Division invests.


Accumulated Value -- An amount equal to the Fixed Account Value plus the Separate Account Value.

Anniversary -- The same date and month of each year following the Contract Date.

Annual Fee -- A charge deducted once each Contract Year prior to the Retirement Date, either on the last day of the Contract Year or the date the Contract is surrendered in full (a total redemption).

Annuitant -- The person, including any Joint Annuitant, on whose life the Benefit Option payment is based. This person may or may not be the Owner.

Benefit Option -- The options described in the Benefit Options section of this Prospectus.

Contract Date -- The date the contract is issued as shown on the current Data Page of the contract.

Contract Year -- The one-year period beginning on the Contract Date and ending one day before the Anniversary and any subsequent one-year period beginning on an Anniversary.

     Example: If the Contract Date is June 5, 2000, the first Contract Year ends on June 4, 2001, and the first Anniversary falls on June 5, 2001. The second Contract Year ends on June 4, 2002, and the second Anniversary falls on June 5, 2002, etc.

Critical Need -- The Owner's or Annuitant's confinement to a Health Care Facility, Terminal Illness diagnosis or Total and Permanent Disability.


Division -- A part of the Separate Account to which Purchase Payments may be allocated which invests in shares of an account of a Mutual Fund. The value of an investment in a Division is variable and not guaranteed. Division may sometimes be referred to as a Subaccount.


Fixed Account -- An account to which Purchase Payments may be allocated which earns guaranteed interest.

Fixed Account Value -- The amount of an Owner's Accumulated Value which is in the Fixed Account.

Health Care Facility -- A licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility that primarily provides drug or alcohol treatment, or a facility owned or operated by the Owner or Annuitant or a member of their immediate families.

Internal Revenue Code -- The Internal Revenue Code of 1986, as amended, and regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.


Joint Annuitant -- An additional Annuitant. The Joint Annuitants must be husband and wife, and must be named as Owner and Joint Owner. Any reference to the Annuitant's death means the death of the last surviving Annuitant. (Joint Annuitants are not permitted in New Jersey, New York or Pennsylvania.)

Joint Owners -- An Owner who has an undivided interest with the right of survivorship in this contract with another Owner. The Joint Owners must be husband and wife, and must be named as Annuitant and Joint Annuitant. Any reference to the Owner's death means the death of the last surviving Owner. Joint ownership is not available for Contracts issued to residents of Pennsylvania or New York.
(Joint Owners are not permitted in New Jersey, New York or Pennsylvania.)

Mutual Fund -- A registered open-end investment company, or Account thereof, in which a Division invests.


Net Investment Factor -- The factor used to determine the change in the value of a Unit during a Valuation Period.

Notice -- Any form of written communication received by the Company at its home office or in another form approved in advance by the Company.

Owner -- The person, including any Joint Owner, who owns all rights and privileges of this contract. If the Owner is not a natural person, the Owner must be an entity with its own taxpayer identification number.

Purchase Payments -- The gross amount contributed to the Contract less any applicable premium taxes or similar governmental assessments.

Retirement Date -- The date the Owner's Accumulated Value is applied under a Benefit Option to make income payments.


Separate Account B -- An account established by the Company under Iowa law to receive Purchase Payments under the Contract and other contracts issued by the Company. It is divided into Divisions, each of which invests in shares of an Account of a Mutual Fund. Divisions may be added, eliminated or combined in the future.


Separate Account Value -- The amount of an Owner's Accumulated Value in all the Divisions of the Separate Account.

Surrender Charge -- The charge deducted upon any partial or total surrender of the Contract before the Retirement Date.

Terminal Illness -- A sickness or injury that results in the Owner's or Annuitant's life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is provided to the Company.

Total and Permanent Disability -- A disability that occurs after the Contract Date and that qualifies the Owner or Annuitant to receive Social Security disability benefits.

Transaction Fee -- A charge deducted due to unscheduled partial surrenders from the Contract after the first such surrender in a Contract Year and from unscheduled transfers from a Separate Account Division after the twelfth such transfer in a Contract Year.

Unit -- The accounting measure used to calculate the value of the Separate Account Value prior to the Retirement Date.

Unit Value -- A measure used to determine the value of an investment in a Division.

Valuation Date -- The date as of which the net asset value of a Mutual Fund is determined.

Valuation Period -- The period of time between when the net asset value of a Mutual Fund is determined on one Valuation Date and when such value is determined on the next following Valuation Date.

EXPENSE TABLE AND EXAMPLE

     The following tables depict fees and expenses applicable to the Contract. The example below should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown. See "Charges and Deductions."


                                  EXPENSE TABLE

   Transaction Expenses
     Sales Load Imposed on Purchases
       (as a percentage of Purchase Payments)          None

     Surrender Charge (as a percentage Number of Completed Contract Years Since Surrender Charge Applied to all Purchase of amount surrendered) Purchase Payment was madePayments Received in that Contract Year


           0 (year of Purchase Payment)                         6%
           1                                                    6%
           2                                                    6%
           3                                                    5%
           4                                                    4%
           5                                                    3%
           6                                                    2%
           7 and later                                          0%


     Transaction Fee (a) No fee on first unscheduled partial surrender during a Contract Year; $30 on each unscheduled surrender thereafter.

   Annual Contract Fee         The lesser of $30 or 2% of the Accumulated Value.
----------------------

   Separate Account Annual Expenses (b)
     (as a percentage of average account value)
     Mortality and Expense Risk Fees                          1.25%
     Other Separate Account Expenses                           0

     Total Separate Account Annual
       Expenses                                               1.25%


   Annual Expenses of Accounts
     (as a percentage of average net assets)

                                 Management                     Total Account
                                    Fees     Other Expenses    Annual Expenses
   Aggressive Growth Account        .80%        .05%               .85%
   Asset Allocation Account         .80%        .07%               .87%
   Balanced Account                 .60%        .03%               .63%
   Bond Account                     .50%        .03%               .53%
   Capital Value Account            .48%        .01%               .49%
   Government Securities Account    .50%        .02%               .52%
   Growth Account                   .50%        .02%               .52%
   International Account            .75%        .15%               .90%
   MidCap Account                   .64%        .02%               .66%
   Money Market Account             .50%        .06%               .56%

     (a) $30 transaction fee will be assessed on each unscheduled transfer after the twelfth such transfer during a Contract Year.


     (b) The Company has reserved the right to assess a daily administrative charge at a nominal annual rate of .15% of the average daily net assets of each Division of the Separate Account.

                                     EXAMPLE

                                                Separate Account Division      1 Year     3 Years    5 Years   10 Years
                                           -------------------------------     ------     -------    -------   --------

  If you surrender your contract at the    Aggressive Growth Division            $83       $121        $149      $246
  end of the applicable time period:       Asset Allocation Division             $84       $122        $150      $248
                                           Balanced Division                     $81       $115        $138      $223
     You would pay the following           Bond Division                         $80       $112        $133      $213
     expenses on a $1,000 investment,      Capital Value Division                $80       $111        $131      $208
     assuming 5% annual return on assets:  Government Securities Division        $80       $112        $133      $212
                                           Growth Division                       $80       $112        $133      $212
                                           International Division                $84       $123        $151      $251
                                           MidCap Division                       $82       $116        $140      $227
                                           Money Market Division                 $81       $113        $135      $216

   If you annuitize at the end of the      Aggressive Growth Division            $22        $67        $114      $246
   applicable time period or do not        Asset Allocation Division             $22        $67        $115      $248
   surrender your contract:                Balanced Division                     $19        $60        $103      $223
                                           Bond Division                         $18        $57         $98      $213
                                           Capital Value Division                $18        $56         $96      $208
     You would pay the following           Government Securities Division        $18        $57         $98      $212
     expenses on a $1,000 investment,      Growth Division                       $18        $57         $98      $212
     assuming 5% annual return on assets:  International Division                $22        $68        $117      $251
                                           MidCap Division                       $20        $61        $105      $227
                                           Money Market Division                 $19        $58        $100      $216

The purpose of the above table is to assist the Owner in understanding the various costs and expenses that a Owner will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the expenses of the Accounts in which the Separate Account invests. In certain circumstances, state premium taxes will also be applicable. See "Charges and Deductions."


CONDENSED FINANCIAL INFORMATION

     Financial   statements   are  included  in  the   Statement  of  Additional
Information. Following are Unit Values for the Flexible Variable Annuity Contract for the periods ended December 31.

                                             Accumulation Unit Value           Number of Accumulation Units
                                            Beginning         End              Outstanding at End of Period
                                            of period      of period                  (in thousands)

     Aggressive Growth Division
       Year Ended December 31
         1996                                14.503           18.340                     3,971
         1995                                10.184           14.503                     1,324
       Period Ended December 31, 1994 (1)    10.075           10.184                       362
     Asset Allocation Division
       Year Ended December 31
         1996                                11.891           13.260                     2,264
         1995                                 9.978           11.891                       912
       Period Ended December 31, 1994 (1)    10.075            9.978                       303
     Balanced Division
       Year Ended December 31
         1996                                12.270           13.708                     4,661
         1995                                 9.972           12.270                     1,373
       Period Ended December 31, 1994 (1)    10.266            9.972                       370
     Bond Division
       Year Ended December 31
         1996                                12.143           12.275                     3,872
         1995                                10.064           12.143                     1,401
       Period Ended December 31, 1994 (1)    10.050           10.064                       301
     Capital Value Division
       Year Ended December 31
         1996                                13.333           16.261                     6,267
         1995                                10.234           13.333                     2,232
       Period Ended December 31, 1994 (1)    10.328           10.234                       699
     Government Securities Division
       Year Ended December 31
         1996                                11.728           11.969                     5,443
         1995                                 9.973           11.728                     2,023
       Period Ended December 31, 1994 (1)    10.133            9.973                       572
     Growth Division
       Year Ended December 31
         1996                                12.970           14.411                     6,089
         1995                                10.454           12.970                     2,619
       Period Ended December 31, 1994 (1)    10.336           10.454                       764
     International Division
       Year Ended December 31
         1996                                10.804           13.347                     4,797
         1995                                 9.582           10.804                     2,146
       Period Ended December 31, 1994 (1)     9.624            9.582                       936
     MidCap Division
       Year Ended December 31
         1996                                12.880           15.405                     7,285
         1995                                10.108           12.880                     3,059
       Period Ended December 31, 1994 (1)    10.157           10.108                       973
     Money Market Division
       Year Ended December 31
         1996                                10.628           11.027                     2,929
         1995                                10.194           10.628                     1,370
       Period Ended December 31, 1994 (1)    10.027           10.194                       702


(1) Commenced operations on June 16, 1994.

SUMMARY

The following summary should be read in conjunction with the detailed information in this Prospectus. This Prospectus generally describes only the portion of the Contract involving the Separate Account. For a brief description of the Fixed Account, please refer to the heading "Fixed Account" in this Prospectus.

The Flexible Variable Annuity Contract (also known as the Principal Variable Annuity Contract) (the "Contract") described in this Prospectus is designed to provide individuals with retirement benefits in connection with (1) Individual Retirement Annuity plans or programs ("IRA Plans"), Simplified Employee Pension Plans ("SEPs"), Salary Reduction Simplified Employee Pension Plans ("SAR/SEPs") and Savings Incentive Match Plan for Employees ("SIMPLE") IRAs adopted pursuant to Section 408 of the Internal Revenue Code and (2) non-qualified retirement plans.

Minimum Investment Amount

For Contracts issued in connection with non-qualified retirement plans, the initial Purchase Payment must be at least $2,500. The initial Purchase Payment for all other Contracts must be at least $1,000. The minimum subsequent investment is $100. A $100 monthly minimum for initial and subsequent investments is available for Contracts to which Purchase Payments are made on a monthly basis through a payroll deduction plan or through an account of bank or similar financial institution under an Automatic Investment Program. Forms and preauthorized check agreements to establish an Automatic Investment Program are available from Princor Financial Services Corporation. For Contracts which are issued in connection with a retirement plan covering more than four people, the initial and subsequent monthly Purchase Payment under each Contract must at all times average at least $100 and in no case be less than $50. The Company reserves the right to terminate a Contract and distribute the Accumulated Value, less any applicable charges, if no Purchase Payments are paid during two consecutive calendar years and the Accumulated Value or total Purchase Payments less partial surrenders and applicable surrender charges is less than $2,000. See "Purchase Payment Limitations."

The initial Purchase Payment is allocated, as specified by the Owner in the Contract application, among one or more of the Divisions of the Separate Account, or to the Fixed Account, or to both. Subsequent Purchase Payments are allocated in the same way, or pursuant to different allocation percentages that the Owner may subsequently specify.

Separate Account Investment Options


Each of the Divisions of the Separate Account invests in shares of a corresponding Account in the Principal Variable Contracts Fund, Inc. The Accumulated Value in each of the Divisions of the Separate Account will vary to reflect the investment experience of each of the corresponding Accounts as well as deductions for certain charges.

Each Account has a separate and distinct investment objective and is managed by Principal Management Corporation ("Manager"). For providing investment management services to the Accounts of the Principal Variable Contracts Fund, Inc., the Manager receives fees from each Account based on the average daily net assets of the Account. Each Account also bears most of its other expenses. A full description of Accounts and their investment objectives, policies and risks can be found in the current Prospectus for the Principal Variable Contracts Fund, Inc., which accompanies this Prospectus.


Transfers

Subject to restrictions described in this Prospectus, an Owner can transfer all or part of the Accumulated Value among the Contract's investment options prior to the Retirement Date. Transfers from one Division to another or into the Fixed Account can be made by the Owner on an unscheduled or scheduled basis. Owners may transfer limited amounts once each Contract Year from the Fixed Account to the Separate Account or may elect to make scheduled monthly transfers.

Total or Partial Surrenders

All or part of the Accumulated Value of a Contract may be surrendered by the Owner prior to the Retirement Date. Amounts surrendered may be subject to a Surrender Charge and total surrenders will be subject to the Annual Fee, if applicable. The Surrender Charge does not apply to certain withdrawals including the withdrawal during any Contract Year of an amount not to exceed the greater of the earnings in the Contract or 10% of the Purchase Payments otherwise subject to the Surrender Charge. See "Total and Partial Surrenders," "Surrender Charge" and "Annual Fee." Particular attention should be paid to the tax implications of any surrender, including possible penalties for premature distributions. See "Federal Tax Matters."

Charges and Deductions


 The Company deducts daily charges at a rate of 1.25% per year of the value of the average net assets of the Separate Account for the mortality and expense risks it assumes. The Company has reserved the right to assess a daily charge at a rate of .15% per year of the value of the average net assets in the Separate Account to cover certain administrative expenses. See "Mortality and Expense Risks Charge" and "Administrative Expense Charge."


To permit investment of the entire Purchase Payment, the Company does not deduct sales charges at the time of investment. However, a Surrender Charge is imposed on certain total or partial surrenders of the Contract to help defray expenses relating to the sale of the Contract, including commissions to registered representatives and other promotional expenses. Certain amounts may be surrendered without the imposition of any Surrender Charge. See "Surrender Charge."

There is also an Annual Fee for Contract administration and maintenance. This charge is the lesser of $30 or 2% of the Owner's Accumulated Value (subject to any applicable state law limitations) and is deducted on each Anniversary and upon total surrender of the Contract. This charge is not deducted during the Benefit Option period. The Company currently waives the Annual Fee for Contracts that have an Accumulated Value on the last day of the Contract Year of at least $30,000.

Certain states and other jurisdictions impose premium taxes or similar assessments upon the Company, either at the time Purchase Payments are made or when the Accumulated Value is surrendered or applied under a Benefit Option. The Company reserves the right to deduct an amount from Purchase Payments or Accumulated Value to cover such taxes or assessments, if any, when applicable.

Benefit Option Payments

The Contract provides several types of fixed payment Benefit Options to Annuitants or their Beneficiaries. The Owner has considerable flexibility in choosing the Retirement Date. However, the tax implications of distributions must be carefully considered, including the possibility of penalties for commencing benefits either too soon or too late. See "Benefit Options" and "Federal Tax Matters."

Death Benefit

In the event that the Annuitant or Owner dies prior to the Retirement Date, an enhanced death benefit is payable to the Beneficiary of the Contract. The death benefit may be paid as either a single sum cash benefit or under a Benefit Option. See "Benefit Payable on Death of Annuitant or Owner." In the event the Annuitant dies on or after the Retirement Date, the Beneficiary will receive only any continuing payments which may be provided by the Benefit Option in effect.

Right to Examine the Contract

The Owner has a right to examine the Contract. The Owner can cancel the Contract by delivering or mailing it, together with a written request, to the Company's home office or to the sales representative through whom it was purchased, before the close of business on the tenth day (or such later date as provided by applicable state law) after receipt of the Contract. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by the Company on the date postmarked. The Company will return either all Purchase Payments made, without interest or appreciation, or the Accumulated Value of the Contract, whichever is required by applicable state law.

Tax Implications

The tax implications for Owners, Annuitants and Beneficiaries can be quite important. A brief discussion of some of these is set out under "Federal Tax Matters" in this Prospectus, but such discussion is not comprehensive. Therefore, an Owner should consider these matters carefully and consult a qualified tax advisor before making Purchase Payments or taking any other action in connection with the Contract. Failure to do so could result in serious adverse tax consequences which might otherwise have been avoided.

Questions and Other Communications

Any question about procedures or the Contract should be directed to a sales representative, or the Company's home office: Variable Annuity, The Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382; 1-800-247-9988.
Purchase Payments and written requests should be mailed or delivered to the same home office address. All communications should include the Contract number, the Owner's name and, if different, the Annuitant's name.

Any Purchase Payment or other communication, except a cancellation notice described above under "Right to Examine the Contract," is deemed received at the Company's home office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on the New York Stock Exchange, or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Total or Partial Surrenders

An Owner may withdraw cash from the Contract at any time prior to the Retirement Date subject to any charges that may be applied. See "Total and Partial Surrenders." Note that withdrawals before age 59 1/2 may involve an income tax penalty. See "Federal Tax Matters."

DESCRIPTION OF PRINCIPAL MUTUAL LIFE INSURANCE COMPANY (The "Company")

Principal Mutual Life Insurance Company is a mutual life insurance company with its home office at The Principal Financial Group, Des Moines, Iowa 50306, telephone number 515-247-5111. It was originally incorporated under the laws of the State of Iowa in 1879 as Bankers Life Association, changed its name to Bankers Life Company in 1911 and changed its name to Principal Mutual Life Insurance Company in 1986. It is a member of The Principal Financial Group, a diversified family of insurance and financial services corporations.

Principal Mutual Life Insurance Company is authorized to do business in the 50 states of the United States, the District of Columbia, the Commonwealth of Puerto Rico, and the Canadian Provinces of Alberta, British Columbia, Manitoba, Ontario and Quebec. The Company offers a full range of products and services for businesses, groups and individuals including individual insurance, pension plans and group/employee benefits. The Company has ranked in the upper one percent of life insurers in assets and premium income and has consistently received excellent ratings from the major rating firms based upon the Company's claims-paying ability. The Company has $56.8 billion in assets under management and serves more than 9.7 million individuals and their families.

PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Separate Account B was established on January 12, 1970 pursuant to a resolution (as amended) of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance laws and regulations the income, gains or losses, whether or not realized, of Separate Account B are credited to or charged against the assets of Separate Account B without regard to the other income, gains or losses of the Company. Although the assets of Separate Account B equal to the reserves and liabilities arising under the contracts issued thereunder will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under the Contract, including the promise to make payments under the Benefit Options, are general corporate obligations of the Company.

Separate Account B was registered on July 17, 1970 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Such registration does not involve supervision by the Commission of the investments or investment policies of Separate Account B.

The Company is taxed as an insurance company under the Internal Revenue Code. The operations of Separate Account B are part of the total operations of the Company but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability. Separate Account B is not affected by federal income taxes paid by the Company with respect to its other operations, and under existing federal income tax law, investment income and capital gains attributable to Separate Account B are not taxed. The Company reserves the right to charge Separate Account B with, and to create a reserve for, any tax liability which the Company determines may result from maintenance of Separate Account B. To the best of the Company's knowledge, there is no current prospect of any such liability.


There are currently ten Divisions in Separate Account B. The assets of Divisions are invested exclusively in shares of a corresponding Account of the Principal Variable Contracts Fund, Inc. New Divisions may be added and made available to Owners of the Contract. Divisions may also be eliminated from the Separate Account. Some of these Accounts also offer their shares to variable annuity separate accounts of the Company and to variable annuity and variable life separate accounts of unaffiliated insurance companies.


MUTUAL FUNDS


The Divisions of Separate Account B currently invest exclusively in shares of an Account of Principal Variable Contracts Fund, Inc. The ten Accounts available for investment are as follows: Aggressive Growth, Asset Allocation, Balanced , Bond, Capital Value, Government Securities, Growth, International, MidCap and Money Market. A full description of the Accounts, their investment policies and restrictions, their charges, the risks attendant to investing in them, and other aspects of their operations is contained in the Prospectus for the Fund accompanying this Prospectus and in the Statement of Additional Information for the Fund referred to therein. Additional copies of these documents may be obtained from a sales representative or from the Company's home office.

The Principal Variable Contracts Fund, Inc. is a diversified, open-end investment management company, typically known as a Mutual Fund. The Manager for the Principal Variable Contracts Fund, Inc. is Principal Management Corporation. Some of the Accounts of the Principal Variable Contracts Fund, Inc. are also used to fund variable life insurance contracts issued by the Company. The Fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts between the interests of the variable annuity contract owners and life insurance policyowners that may develop and to determine what action, if any, should be taken in response thereto. If it becomes necessary for any separate account to replace shares of any Account with another investment, the Account may have to liquidate securities on a disadvantageous basis. See "Eligible Purchasers and Purchase of Shares" in the Fund prospectus for a discussion of the potential risks associated with "mixed funding."

The  Company  purchases  and redeems  shares of the  Accounts  for the  Separate
Account at their net asset value without the imposition of any sales or redemption charges. Such shares represent interests in the ten Accounts available for investment by the Separate Account. Each Account corresponds to one of the Divisions of the Separate Account. The assets of each Account are separate from the others and each Account's performance has no effect on the investment performance of any other Account.

Any dividend or capital gain distributions attributable to the Contract are automatically reinvested in shares of the Account from which they are received at that Account's net asset value on the date paid. Such dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding Account and increasing, by an equivalent value, the number of shares outstanding of that Account. However, the value of the interests of Owners in the corresponding Division will not change as a result of any such dividends and distributions.


SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY

It is not anticipated that any divisible surplus will ever be distributable to these Contracts in the future because the Contracts are not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Owners in the form of cash.

THE CONTRACT

The Contract described in this Prospectus is designed to provide individuals with retirement benefits in connection with (1) Individual Retirement Annuity plans or programs ("IRA Plans"), Simplified Employee Pension Plans ("SEPs") and Salary Reduction Simplified Employee Pension Plans ("SAR/SEPs") and Savings Incentive Match Plan for Employees ("SIMPLE") IRAs adopted pursuant to Section 408 of the Internal Revenue Code and (2) non-qualified retirement plans. The Contract provides for the accumulation of values on a fixed and variable basis and the payment of annuity benefits in the form of Benefit Options on a fixed basis.

A.   Purchasing a Contract


     Persons wishing to purchase a Contract must complete an application and make an initial Purchase Payment. Receipt of the Initial Purchase Payment at the time of application is not required in connection with SEPs. The application is forwarded to the Company for processing. Acceptance is subject to underwriting and suitability rules and procedures. The Company reserves the right to reject any application or any Purchase Payment if, in the view of the Company, the Company's underwriting and suitability rules and procedures are not satisfied.


     Purchase Payments which are remitted through an employer for multiple employee-Owner/Annuitants must also be accompanied by information identifying the proper Contracts and accounts to be credited with Purchase Payments.

     If the application can be accepted in the form received, the initial Purchase Payment will be credited within two Valuation Dates after the later of receipt of the application or receipt of the initial Purchase
     Payment at the Company's home office. If the initial Purchase Payment cannot be credited within five Valuation Dates after receipt because the application or other issuing requirements are incomplete, the initial Purchase Payment will be returned unless the applicant consents to our retaining the initial Purchase Payment and crediting it within two Valuation Dates after the necessary requirements are fulfilled.

     The date that the Contract is issued is the Contract Date. The Contract Date is the date used to determine Contract Years, regardless of when the Contract is delivered. The crediting of investment experience in the Separate Account, or a fixed rate of return in the Fixed Account, begins as of the Contract Date, even if that date is delayed due to underwriting or administrative requirements.

     Generally, additional Purchase Payments will be accepted at any time after the Contract Date and prior to the Retirement Date, as long as the Annuitant is living. Purchase Payments (together with any required information identifying the proper Contracts and accounts to be credited with Purchase Payments) must be delivered to the Company's home office. Additional Purchase Payments are credited to the Contract and added to the Accumulated Value as of the end of the Valuation Period in which they are received.

     1.  Purchase Payment Limitations

         For Contracts issued in connection with non-qualified retirement Plans, the initial Purchase Payment must be at least $2,500. The initial Purchase Payment for all other Contracts must be at least $1,000. The minimum subsequent investment is $100. A $100 monthly minimum for initial and subsequent investments is available for Contracts to which Purchase Payments are made on a monthly basis through an account of a bank or similar financial institution under an Automatic Investment Program. Forms and preauthorized check agreements to establish an Automatic Investment Program are available from Princor Financial Services Corporation. For Contracts which are issued in connection with a retirement plan covering more than four people, the initial and subsequent monthly Purchase Payments under each Contract must at all times average at least $100 and in no case be less than $50. The Company reserves the right to increase the minimum amount for each Purchase Payment to not more than $1,000. The Company reserves the right to terminate a Contract and distribute the Accumulated Value, less any applicable charges, if no premiums are paid during two consecutive calendar years and the Accumulated Value or total Purchase Payments less partial surrenders and applicable surrender charges is less than $2,000. The Company will notify the Owner of its intent to exercise this right and provide the Owner a 60 day period to increase the Accumulated Value to $2,000.


         The total of all Purchase Payments may not exceed $2,000,000 without the Company's prior approval. In New Jersey, after the first Contract Year, the total of Purchase Payments made during a Contract Year may not exceed $100,000.


     2.  Allocation of Purchase Payments

         The initial Purchase Payment is allocated, as specified by the Owner in the Contract application, among one or more of the Divisions of the Separate Account, or to the Fixed Account, or to both. Subsequent
         Purchase Payments are allocated in the same way, or pursuant to different allocation percentages that the Owner may subsequently specify. Allocations to the Fixed Account are not allowed if the Fixed Account Value immediately after the allocation exceeds $1,000,000, except with our prior approval.


         Some states require the Company to return the initial Purchase Payment to an Owner who reconsiders the decision to purchase the Contract within a certain time period. See "Right to Examine the Contract." Initial Purchase Payments for a Contract issued in one of the states in the following table are allocated to the Money Market Division until 15 days (20 days for Contracts issued in the State of Idaho) after the Contract Date at which time they are reallocated in accordance with the Owner's allocation instructions.

                 States in Which Purchase Payments are Returned


              California*         Kentucky             North Carolina
              Colorado            Louisiana            Oklahoma
              Connecticut**       Maryland             Rhode Island
              Georgia             Michigan             South Carolina
              Hawaii              Missouri             Utah
              Idaho               Nebraska             Washington
              Indiana

               * Purchase Payments are refunded if the Owner is less than 60. If the Owner is 60 or over, the Accumulated Value is returned.

              **  Purchase  Payments  are  refunded if the Contract is cancelled
                  prior  to  its  delivery,   otherwise  the  account  value  is
                  refunded.


     3.  Right to Examine the Contract

         Under state law, the Owner has the right to examine the Contract. The right is often referred to as a "free look" period. The "free look" period is 10 days after the date the contract is delivered to the Owner in all states except as follows:

          a. Contracts issued in California to Owners age 60 and over have a 30 day "free look" period;

          b.   Contracts  issued in Colorado  have a 15 day "free look"  period;
               and

          c. Contracts issued in Idaho and North Dakota have a 20 day "free look" period.

         The Owner can cancel the Contract by delivering or mailing it, together with a written request, to the Company's home office or to the sales representative through whom it was purchased, before the close of business on the last day of the "free look" period. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by the Company on the date postmarked for the purpose of determining whether the "free look" period has elapsed. If the Purchase Payments are allocated to the Money Market Division as described above under "Allocation of Purchase Payments," the Company will return the greater of the Contract's value or Purchase Payments paid if the Contract is cancelled. Otherwise, the Company will return the Accumulated Value of the Contract.

     4.  Exchange Credit


         Owners of Single Premium Deferred Annuities ("SPDA") and Single Premium Deferred Annuity Plus ("SPDA+") contracts that have been issued by the Company and are within at least eight months of the eighth Contract Year may transfer the accumulated value, free of surrender charge, to the Contract described in this Prospectus. In addition, the Company will add an amount as an Exchange Credit. Currently, the amount of the Exchange Credit is one percent (1%) of the SPDA or SPDA+ surrender value. The amount of the Exchange Credit is subject to change. The Company reserves the right to terminate this Exchange Credit program.


         In making the decision as to whether to make an exchange, the Owner should carefully review the SPDA contract or the SPDA+ contract and this Prospectus as the charges and provisions of the contracts differ. If the existing SPDA or SPDA+ contract is currently eligible for waiver of Surrender Charge due to critical need, similar riders may not be available under this Contract.

         To initiate an exchange, the Company must receive 1) an application for the Contract; 2) a surrender form for the existing SPDA/SPDA+ contract; 3) a replacement form (based on state written) and 4) an Annuity Exchange Request and Release Form. The exchange will become effective upon receipt of completed items listed above and acceptance of the application. The transaction will be valued at the end of the Valuation Period in which the Company receives all the necessary documentation at its home office.

         The Exchange Credit is allocated among the Divisions of the Separate Account or to the Fixed Account, or both, in the same ratio as the Purchase Payment. The credit is treated as additional income for income tax purposes. If the Owner exercises the right to return the Contract during the "free look" period, the amount returned is reduced by any credit applied. See "Right to Examine the Contract".

B.   Prior to the Retirement Date

     1.  Determining the Accumulated Value of the Contract

         The Owner's Accumulated Value is the total of any Separate Account Value plus any Fixed Account Value under the Contract. For a discussion of how Fixed Account Value is calculated, see "Fixed Account."

         There is no guaranteed minimum Separate Account Value. The Separate Account Value will reflect the investment experience of the chosen Divisions of the Separate Account, all Purchase Payments made, any partial surrenders, and all charges assessed in connection with the Contract. Therefore, the Separate Account Value changes from Valuation Period to Valuation Period. To the extent Accumulated Value is allocated to the Separate Account, the Owner bears the entire investment risk.

         A Contract's Separate Account Value is based on Unit Values, which are determined on each Valuation Date. The value of a Unit for a Division on any Valuation Date is equal to the previous value of that Division's Unit multiplied by that Division's Net Investment Factor (discussed directly below) for the Valuation Period ending on that Valuation Date. Net Purchase Payments applied to a given Division will be used to purchase Units at the Unit Value of that Division next determined after receipt of a Purchase Payment. See "Allocation of Purchase Payments and Transfers."

     At the end of any Valuation Period, a Contract's Separate Account Value in a Division is equal to:

          o    The number of Units in the Division; times

          o    The value of one Unit for that Division.

     The number of Units in each Division is equal to:

          o    The initial Units purchased on the Contract Date; plus

          o Units purchased at the time that additional Purchase Payments are allocated to the Division; plus

          o Units purchased through transfers from another Division or from the Fixed Account; less

          o Units redeemed to pay for the portion of any partial surrenders allocated to the Division; less

          o Units redeemed as part of a transfer to another Division or to the Fixed Account; less

          o    Units redeemed to pay charges under the Contract.

          Net Investment Factor. Each Net Investment Factor is the quantitative measure of the investment performance of each Division of Separate Account B. For any specified Valuation Period the Net Investment Factor for a Division for a Contract is equal to


              (a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by

              (b) a mortality  and expense  risks charge in an amount equal to a simple interest rate for the number of days within the Valuation Period equivalent to an annual rate of 1.25%. The Company has reserved the right to assess a daily administrative expense charge at an annual rate of up to .15% of the value of the average Separate Account net assets. If and to the extent such a charge is assessed, such charge will be included in the calculation of the Net Investment Factor in the same manner as the mortality and expense risks charge.

         The amount of any taxes referred to in subparagraph (a) above (currently none) and the amounts derived from applying the rate specified in subparagraph (b) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.

     2.  Allocation of Purchase Payments

         Allocation of Purchase Payments. In the application for a Contract, the Owner can allocate Purchase Payments, or portions thereof, to the available Divisions of the Separate Account or to the Fixed Account, or both. Percentages must be in whole numbers and the total allocation must equal 100%. The percentage allocations for future Purchase Payments may be changed, without charge, at any time by sending a written request to the Company's home office or by telephone as described below. Changes in the allocation of future Purchase Payments will be effective at the end of the Valuation Period in which the Company receives the Owner's request.


     3.  Transfers


         Unscheduled Transfers. Transfers of amounts from one available Division of the Separate Account to another or into the Fixed Account can be made by the Owner. A transfer from a Division of the Separate Account to the Fixed Account may not be made if a transfer from the Fixed Account to a Division of the Separate Account has been made within the six-month period prior to the date of the requested transfer to the Separate Account or if immediately after the transfer to the Fixed Account the Owner's Fixed Account Value exceeds $1 million. The amount to be transferred may be stated as a dollar amount or as a percentage of the Separate Account Value of the Division from which the transfer is to be made. The amount transferred from each Division must equal or exceed the lesser of $100 or 100% of the Owner's interest in the Division. Transfers may be completed by sending a written request to the Company at its home office, or by telephone as described below.


         All or part of the values in one or more Divisions of the Separate Account may be transferred at one time. Transfers from the Fixed Account are restricted on both amount and timing. See "Fixed Account Transfers, Total and Partial Surrenders." Transfers from a Division of the Separate Account will be executed and values will be determined in connection with the transfers as of the end of the Valuation Period in which the Company receives the transfer request. There is a $30 charge on unscheduled transfers after the twelfth such transfer during a Contract year. For this purpose, all transfers between and among the Divisions of the Separate Account and the Fixed Account will be treated as one transfer, if all the transfer requests are made at the same time as part of one request. The Company also reserves the right to reject transfer instructions provided by a person providing them for multiple contracts.


         Scheduled Transfers. The owner may elect to have automatic transfers completed on a periodic basis from any Division of the Separate Account. Scheduled transfers are available from a Division only if the value of the Separate Account Value in such Division equals or exceeds $5,000. An Owner may establish scheduled transfers by sending a written request to the Company at its home office or by telephone as described below. Scheduled transfers will be completed on a monthly, quarterly, semi-annual or annual basis on the date (other than the 29th, 30th or
         31st) specified by the Owner. If the requested date is not a Valuation Date, the transfer will be completed on the next valuation date following such specified date. Scheduled transfers of the dollar amount specified by the Owner (minimum of $100) will continue until the Separate Account Value in the Division from which such transfers are made is exhausted or until the Owner notifies the Company to discontinue such transfers. The Company reserves the right to limit the number of Divisions from which transfers will be made simultaneously, but in no event will such limitation be less than two Divisions.


     4.  Automatic Portfolio Rebalancing

         Automatic Portfolio Rebalancing (APR) allows you to maintain a specific percentage of your contract values in each account over time. You may elect APR at the time of application or after the Contract has been issued.

         For example, a customer may elect APR and choose to rebalance so 50 % of policy values are in the Capital Value Division and 50 % are in the Money Market Division. At the end of the specified period, 60 % of the values may be invested in the Capital Value Division, with the remaining 40 % invested in the Money Market Division. By rebalancing, units from the Capital Value Division are redeemed and applied as purchase payments to the Money Market Division so 50 % of the contract values are once again invested in each division.

         APR is not available for values in the Fixed Account. You may elect APR only if you have not arranged for scheduled transfers from the same divisions.

         APR transfers will not begin until the expiration of the "free look" period (see "Right to Examine the Contract"). There will be no charge for APR transfers. These transfers will not be considered as unscheduled transfers in determining any transfer fee.

         You may rebalance through APR quarterly, semi-annually, or annually based on a calendar year or contract year. In addition, you may rebalance on a one-time basis by completing a form and submitting it to the Company home office or by calling 1-800-247-9988 (if telephone privileges apply). The transfers will be made at the end of the next Valuation Period after the APR instruction is received by the Company.

     5.  Telephone Services

         Unless telephone transaction services (where allowed by state law) are declined on the application for a Contract, or at any subsequent time the Owner notifies the Company in writing to remove telephone transaction services, changes in the allocation of future Purchase Payments and transfers may be made pursuant to telephone instructions, subject to the above terms. The telephone transactions may be exercised by telephoning 1-800-247-9988. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day. Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner's address of record. Owners may obtain additional information and assistance by telephoning the toll free number. Telephone instructions received from any joint contract owner will be binding on all contract owners. The Company may modify or terminate telephone transfer procedures at any time.

         You may obtain contract information from our Direct Dial system. Through this automated telephone system, you can obtain information about unit values and contract values, initiate certain changes to your contract, change your Personal Identification Number (PIN), or speak directly to a customer service representative. The telephone number is 1-800-247-9988. As with other telephone services, instructions received via our Direct Dial system will be binding on all contractowners.

     6.  Total and Partial Surrenders


         Total Surrenders. The Owner may surrender all of the cash surrender value at any time during the life of the Annuitant and prior to the Retirement Date by a written request sent to the Company's home office. The Company reserves the right to require that the Contract be returned to the Company prior to making payment, although this will not affect the determination of the amount of the cash surrender value. Cash surrender value is the Accumulated Value at the end of the Valuation Period during which the written request for the total surrender is received by the Company at its home office, less any applicable Surrender Charge, Annual Fee and Transaction Fee. For discussion of these charges and the circumstances under which they apply, see "Annual Fee," "Surrender Charge," and "Transaction Fee."

         The written consent of all collateral assignees and irrevocable beneficiaries of a non-qualified Contract must be obtained prior to any total surrender. Surrenders from the Separate Account will generally be paid within seven days of the date of receipt by the Company's home office of the written request, or such earlier date as required by law. Postponement of payments may occur, however, in certain circumstances. See "Postponement of Payments."

         Since the Owner assumes the investment risk with respect to amounts allocated to the Separate Account, and because certain surrenders are subject to a Surrender Charge, the amount paid upon total surrender of the cash surrender value (taking into account any prior partial surrenders) may be more or less than the total Purchase Payments made.

         Unscheduled Partial Surrenders. At any time prior to the Retirement Date and during the lifetime of the Annuitant, the Owner may surrender a portion of the Fixed Account Value and/or the Separate Account Value by sending a written request to the Company's home office. The minimum unscheduled partial surrender amount is $100 and the Accumulated Value of the Contract must be $5,000 or more immediately after the partial surrender. The Company reserves the right to increase the minimum $5,000 remaining Accumulated Value but in no event will it exceed $10,000.

         In order for a request to be processed, the Owner must specify the dollar amount of the Accumulated Value to surrender. The amount surrendered will be deducted from the Owner's Fixed Account Value and/or interest in a Division according to the surrender allocation percentages provided by the Owner. Percentages may be either zero or any whole number and must total 100%.

         The Company will surrender Units from the Separate Account and/or dollar amounts from the Fixed Account so that the total amount of the partial surrender equals the dollar amount of the partial surrender request plus any applicable Surrender Charge. The partial surrender will be effective at the end of the Valuation Period in which the Company receives the written request for partial surrender at its home office. Payments will generally be made within seven days of the effective date of such request or such earlier date as required by law, although certain delays are permitted. See "Postponement of Payments."

         Scheduled Partial Surrenders. The owner may elect to have partial surrenders completed on a periodic basis from any Division of the Separate Account and/or Fixed Account. Scheduled partial surrenders (sometimes referred to as a "Flexible Withdrawal Option") are available only if the value of the Accumulated Value is at least $5,000 at the time the surrenders begin. Scheduled partial surrenders may be established by the Owner by providing written notice to the Company at the Company's home office. The Owner may specify monthly, quarterly, semi-annual or annual partial surrenders to be completed on any date other than 29th, 30th or 31st. If the specified date is not a Valuation Date, surrenders will be completed on the next Valuation Date following such specified date. Partial surrenders will continue until the Accumulated Value is exhausted or until the Owner notifies the Company to discontinue the scheduled surrenders.

         The Internal Revenue Code provides that a penalty tax will be imposed on certain premature surrenders. For a discussion of this and other tax implications of total and partial surrenders, including withholding requirements, see "Federal Tax Matters."


     7.  Benefit Payable on Death of Annuitant or Owner


         If the Annuitant or Owner dies prior to the Retirement Date, a death benefit will be paid to the deceased's Beneficiary. The amount of the death benefit will be the greater of:

               (1) the Accumulated Value on the date the Company receives Notice (including proof) of death; or

               (2) total Purchase Payments less any partial surrenders (and Surrender Charges incurred) as of the date the Company receives Notice (including proof) of death; or

               (3) the death benefit that was in effect on any prior Anniversary that is divisible equally by seven, plus any Purchase Payments and less any partial surrenders (and Surrender Charges incurred) made after that Anniversary.

         The death benefit generally will be paid within seven days after the Company receives Notice (including proof) of death and written instructions as to the manner of payment to the Beneficiary, or such earlier date as required by law. Under certain circumstances, payment of the death benefit may be postponed. See "Postponement of Payments." The death benefit will be paid according to benefit instructions provided by the deceased. If benefit instructions have not been provided the death benefit will be paid upon receipt of a written request for settlement method. The Company will pay interest (at an annual rate equal to or greater than 3% or such other rate required by state law) on the death benefit from the date it receives proof of death (or such other date required by state law) until the date of payment or until the date the death benefit is applied under a Benefit Option.

         If the Owner dies before the Annuitant and the Owner's Beneficiary is the surviving spouse, the Company will continue the Contract with the spouse as the new Owner unless the spouse elects to receive the death benefit. If benefit instructions have not been provided, the Beneficiary may (a) receive a single sum payment, which terminates the Contract, or (b) select a Benefit Option. If the beneficiary selects a Benefit Option, he or she will have all the rights and privileges of an Annuitant under the Contract. If the Beneficiary desires a Benefit Option, the election should be made within 60 days of the date the death benefit becomes payable. Failure to make a timely election can result in unfavorable tax consequences. For further information, see "Federal Tax Matters."

         We accept any of the following as proof of death: a certified copy of a death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; a written statement by a medical doctor who attended the deceased at the time of death; or any other proof satisfactory to us.

         If the Owner dies before the Annuitant and before the Retirement Date with respect to a Contract not issued in connection with retirement plans qualified under Section 408 of the Internal Revenue Code, certain additional requirements are mandated by the Internal Revenue Code, which are discussed under "Required Distributions for Non-Qualified Contracts." It is imperative that written notice of the death of the Owner be promptly transmitted to the Company at its home office, so that arrangements can be made for distribution of the entire interest in the Contract to the Beneficiary in a manner that satisfies the Internal Revenue Code requirements. Failure to satisfy these requirements may result in the Contract not being treated as an annuity for federal income tax purposes, which could have adverse tax consequences.

C.   After the Retirement Date

     1.  Retirement Date

         The  Owner  may  specify  a  Retirement  Date in the  application.  The
         Retirement Date marks the beginning of the period during which an Annuitant receives Benefit Option payments under the Contract. The Company may not permit a Retirement Date which is on or after the later of the Annuitant's 85th birthday or ten years after the Contract Date (but no later than age 88 in Pennsylvania and age 85 in New York).

         Depending on the type of retirement arrangement in connection with which a Contract is issued, amounts that are distributed either too soon or too late may be subject to penalty taxes under the Internal Revenue Code. See "Federal Tax Matters." Owners should consider this carefully in selecting or changing a Retirement Date.

         The Owner may change the Retirement Date with the Company's prior approval, by written request any time prior to the issuance of a supplementary contract which provides a Benefit Option. The new Retirement Date must be any Anniversary on or before the maximum Retirement Date.

     2.  Benefit Options

         The Company currently offers only fixed Benefit Option payments; variable Benefit Option payments are not currently offered. If the Accumulated Value at the end of the Valuation Period which contains the Retirement Date is less than $5,000 or if the amount applied under a Benefit Option would result in a periodic payment below the Company's minimum requirements in effect at that time, the Company may pay the entire Accumulated Value, without the imposition of any charges, in a single sum payment to the Annuitant or other properly designated payee and cancel the Contract. Otherwise, the Company will apply the Accumulated Value to provide a fixed Benefit Option.

         Benefit Option payments will be made as elected by the Owner on a monthly, quarterly, semi-annual or annual basis to the Annuitant or other properly-designated payee. The dollar amount of any Benefit Option payment is specified during the entire period of payments according to the provisions of the Benefit Option selected. There is no right to make any total or partial surrender after Benefit Option payments commence.

         The amount of each Benefit Option payment will depend on the amount of Accumulated Value applied to the Benefit Option, the form of Benefit Option selected and, for Benefit Options other than Fixed Income described below, the age of the Annuitant. The amount of each Benefit Option payment ordinarily will be higher for a male Annuitant than for a female Annuitant with an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males. However, there will be no differences between male and female Annuitants in any jurisdiction where such differences are not permitted. The Company will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

         The Owner may select a Benefit Option form or change a previous selection by written request, which must be received by the Company on or before the Retirement Date. If no Benefit Option form is chosen by the Owner, the Company automatically applies a Life Income Benefit Option (described below), with payments guaranteed for 10 years. If an Annuitant and Joint Annuitant have been designated under the Contract, payments will be made pursuant to a Joint and Full Survivor Income Benefit Option (described below) with payments guaranteed for 10 years, unless otherwise elected. Tax laws and regulations may impose further restrictions on Benefit Options.

         The following Benefit Options are available:

              Fixed Income. Payments of a fixed amount or payments for a fixed period of at least 5 years but not more than 30 years, are made as of the first day of each payment period starting with the Retirement Date. Payments will stop after all guaranteed payments are made.

              Life Income. Payments are made as of the first day of each payment period during the Annuitant's life, starting with the Retirement Date. No payments will be made after the Annuitant dies. It is possible for the payee to receive only one payment under this option if the Annuitant dies before the second payment is due.

              Life Income with Payments Guaranteed for a Period of 5 to 20 Years. Payments are made as of the first day of each payment period starting on the Retirement Date. Payments will continue as long as the Annuitant lives. If the Annuitant dies before all of the guaranteed payments have been made, the Company will continue installments of the guaranteed payments to the Beneficiary.

              Joint and Full Survivor Income with Payments Guaranteed for a Period of 10 Years. Payments are made as of the first day of each payment period starting with the Retirement Date. Payments will continue as long as either the Annuitant or the Joint Annuitant is alive. If the Annuitant and Joint Annuitant die before all of the guaranteed payments have been made, the Company will continue installments of the guaranteed payments to the Beneficiary.

              Joint and Two-Thirds Survivor Life Income. Payments are made as of the first day of each payment period starting with the Retirement Date. Payments will continue as long as either the Annuitant or the Joint Annuitant is alive. If either the Annuitant or the Joint Annuitant dies, payments will continue to the survivor at two-thirds the original amount. Payments will stop when both the Annuitant and Joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment if both Annuitants die before the second payment is due.

         Other Benefit Options may be made available with the Company's approval.

         In order to avoid tax penalties, distributions from any Contract that is not a non-qualified contract must begin no later than April 1st following the calendar year in which the Owner attains age 70 1/2. The minimum distribution requirement is a distribution in equal or substantially equal amounts over the Owner's life or over the joint lives of the Owner and Owner's designated beneficiary, or a period not extending beyond the Owner's life expectancy, or the joint life expectancy of the Owner and Owner's designated beneficiary. In addition, distribution payments must be made at least annually. Tax penalties may also apply at the Owner's death on certain excess accumulations. Owners should consider potential tax penalties with their tax advisors when electing a Benefit Option or taking other distributions from the Contract.

     3.  Death of Annuitant or Other Payee

         Under the Benefit Options offered by the Company, the amounts, if any, payable on the death of the Annuitant during the Benefit Option payment period are the continuation of payments for any remaining guarantee period or for the life of any Joint Annuitant. In all cases, the person entitled to receive payments also receives any rights and privileges under the Benefit Option.

         Additional rules applicable to such distributions under Non-Qualified Contracts are described under "Required Distributions for Non-Qualified Contracts." Though the rules there described do not apply to Contracts issued in connection with IRAs, SEPs, SAR/SEPs or SIMPLE-IRAs, similar rules apply to the plans, themselves.

CHARGES AND DEDUCTIONS

An Annual Fee, a mortality and expense risks charge and, in certain circumstances, a Transaction Fee and state premium taxes are deducted under the Contract. Also, in certain circumstances, a Surrender Charge may be deducted from certain cash withdrawals before the Retirement Date. The Company has also reserved the right to assess a daily Administrative Expense Charge.


There are also deductions from and expenses paid out of the assets of the Accounts which are described in the Fund prospectus.


A.   Annual Fee

     An Annual Fee equal to the lesser of $30 or 2% of the Owner's Accumulated Value is deducted on the day before each Contract Anniversary prior to the Retirement Date. (This charge will be lower to the extent legally required in some states.) The Annual Fee will be deducted from either the Fixed Account Value or the Owner's interest in a Separate Account Division, whichever has the greatest value on the date the fee is deducted. If the Contract is fully surrendered, the full amount of the Annual Fee will be deducted at the time of surrender. The Annual Fee currently does not apply to Contracts that have an Accumulated Value of at least $30,000 on the day before the Contract Anniversary. This charge is to help cover administrative costs such as those incurred in issuing Contracts, establishing and maintaining the records relating to Contracts, making regulatory filings and furnishing confirmation notices, voting materials and other communications, providing computer, actuarial and accounting services, and processing Contract transactions. The Company does not anticipate any profit from this charge.

B.   Mortality and Expense Risks Charge

     The Company will assess each Division of the Separate Account with a daily charge for mortality and expense risks at a nominal annual rate of 1.25% of the average daily net assets of the Separate Account (consisting of approximately .80% for mortality risk and approximately .45% for expense risk). This charge is assessed only prior to the Retirement Date. The Company guarantees not to increase this charge for the duration of the Contract. This charge is assessed daily when determining the value of an accumulation Unit.

     The mortality risk borne by the Company arises from its obligation to make Benefit Options payments (determined in accordance with the annuity tables and other provisions contained in the Contract) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in life expectancy generally, will have any adverse effect on the Benefit Option payments the Annuitant will receive under the Contract. This, therefore, relieves the Annuitant of the risk that he or she will outlive the funds accumulated for retirement. The Benefit Option tables contained in the Contract are based on the Annuity Mortality 1983 Table a. These tables are guaranteed for the life of the Contract.

     In addition, the Company bears a mortality risk in that it guarantees to pay a death benefit in a single sum (which may also be taken in the form of a Benefit Option) upon the death of an Annuitant or Owner prior to the Retirement Date. No Surrender Charge is imposed upon the payment of a death benefit, which places a further mortality risk on the Company.

     The expense risk assumed is that actual expenses incurred in connection with issuing and administering the Contracts will exceed the limits on administrative charges set in the Contracts.

     If the mortality and expense risk charge is insufficient to cover the costs assumed, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company. The Company expects a profit from the mortality and expense risks charge.

C.   Transaction Fee


     A Transaction Fee of $30 applies to each unscheduled partial surrender after the first such surrender made during a Contract Year. The Company will charge a $30 Transaction Fee to each unscheduled transfer from a Division after the twelfth such transfer in a Contract Year. The Transaction Fee will be deducted from the Fixed Account Value and/or the Owner's interest in a Separate Account Division from which the amount is surrendered or transferred, on a pro rata basis.


D.   Premium Taxes

     The Company has reserved the right to deduct amounts to cover any premium taxes that are imposed by states or other jurisdictions, when applicable. Any such deduction will be made from either a Purchase Payment when received by the Company, or the Accumulated Value when surrendered (in whole or part) or applied under a Benefit Option.

E.   Surrender Charge

     No sales charge is collected or deducted at the time Purchase Payments are applied under a Contract. A Surrender Charge will be assessed on certain total or partial surrenders. The amounts obtained from the Surrender Charge will be used to partially defray expenses incurred in the sale of the Contract, including commissions and other promotional or distribution expenses associated with the marketing of the Contract. If the Surrender Charge is insufficient to cover the actual cost of distribution, such costs will be paid from the Company's General Account assets, which will include profit, if any, derived from the mortality and expense risks charge.

     The Surrender Charge for any full or partial surrender is a percentage of the Purchase Payments withdrawn or surrendered which were received by us during the seven completed Contract Year period prior to the withdrawal or surrender. The applicable percentage which is applied to the sum of the Purchase Payments paid during each Contract Year, is determined in accordance with the following table.

                           TABLE OF SURRENDER CHARGES

 Number of Completed Contract Years    Surrender Charge Applied to all Purchase
   Since Purchase Payment was Paid      Payments Received in that Contract Year
                 0-2                                       6%
                  3                                        5%
                  4                                        4%
                  5                                        3%
                  6                                        2%
             7 and later                                   0%

     For this purpose, it is assumed that amounts are withdrawn in the following order: (1) From Purchase Payments received by the Company more than seven completed Contract Years prior to the withdrawal or surrender; (2) From the Free Surrender Privilege described below (from contract earnings first, if any, and then from Purchase Payments on a first-in, first-out basis); and
     (3) From Purchase Payments received by the Company within the seven completed Contract Year period prior to the withdrawal or surrender on a first-in first-out basis. There is no Surrender Charge, under these guidelines, on withdrawals of Purchase Payments made more than seven completed Contract Years prior to the withdrawal or surrender, nor are there Surrender Charges imposed on withdrawals of the Free Surrender Privilege.

     No surrender charge will be imposed where prohibited by state law, including:


     a) State of New Jersey - no surrender charge will be imposed upon full surrender on or after Annuitant's age 64 or 4 years after the Contract Date.
     b) State of Washington - no surrender charge will be imposed upon full surrender on or after the Annuitant's age 70 or 10 years after the Contract date.


     Waiver of the Surrender Charge. The Surrender Charge will not apply:

          1.   To any amount applied under a Benefit Option;

          2. To the payment of a Death Benefit, but the Surrender Charge will apply to Purchase Payments made by the participant's surviving spouse after the participant's date of death occurring on or after July 1, 1996;

          3. To any amount distributed to satisfy the minimum distribution requirement of Sec. 401(a)9 of the Internal Revenue Code;

          4. Where permitted by state law, to a withdrawal made after the first Anniversary as a result of the Owner's or Annuitant's Critical Need provided that:

               (a) the Owner or Annuitant to which the Critical Need applies is the original Owner or Annuitant;

               (b)  the Critical Need did not exist prior to the Contract  Date;
                    and

               (c) if the Critical Need is Confinement to a Health Care Facility, the confinement must continue for at least 60 consecutive days after Contract Date and the withdrawal must occur within 90 days after confinement ends. No additional Purchase Payments may be made to the Contract if the Company waives the Surrender Charge due to a Critical Need.

         5. To the Free Surrender Privilege which is an amount surrendered during a Contract Year in an amount not to exceed the greater of:

              (a) Earnings in the Contract  (Earnings =  Accumulated  Value less unsurrendered Purchase Payments as of the surrender date); or

              (b) 10% of the Purchase  Payments  still  subject to the Surrender
                  Charge, decreased by any partial surrenders since the last Anniversary.

         6. To any amount transferred from the Contract to a Single Premium Immediate Annuity issued by the Company after the seventh Contract Year.

         7. To any amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant's spouse when the distribution is made pursuant to a divorce decree.

F.   Administrative Expense Charge

     The Company reserves the right to assess each Division of the Separate Account with a daily charge at a nominal annual rate of .15% of the average daily net assets of the Division. This charge would be imposed only prior to the Retirement Date. The daily Administrative Expense Charge would be assessed to help cover administrative expenses such as those described under "Annual Fee." The daily Administrative Expense Charge, like the Annual Fee, is designed to defray expenses actually incurred, without profit. Even if the Administrative Expense Charge was imposed, the total anticipated revenues from both charges are not expected to exceed the actual administrative costs incurred by the Company.


G.   Special Provisions for Group or Sponsored Arrangements

     Where permitted by state insurance laws, Contracts may be purchased under group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

     The charges and deductions described above may be reduced for Contracts issued in connection with group or sponsored arrangements. Such arrangements may include sales without or reduced mortality and expense risk charges and/or without annual fees and/or Surrender Charges. The Company will reduce the above charges and deductions in accordance with its rules in effect as of the date an application for a Contract is approved. To qualify for such a reduction, a group or sponsored arrangement must satisfy certain criteria as to, for example, size of the group, expected number of participants and anticipated purchase payments from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Contract vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Contracts are purchased and certain characteristics of its members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

     The Company may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected contract owners and all other contract owners with contracts funded by the Separate Account.


FIXED ACCOUNT

Owners may allocate Purchase Payments and transfer amounts from the Separate Account to the Fixed Account, in which case such amounts are held in the General Account of the Company. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for the aspects of the Contract involving the Separate Account and contains only selected information regarding the Fixed Account. More information regarding the Fixed Account may be obtained from the Company's home office or from a sales representative.

General Description

The Company's obligations with respect to the Fixed Account are supported by the Company's General Account. Subject to applicable law, the Company has sole discretion over the investment of the assets in the General Account.

The Company guarantees that Purchase Payments allocated to the Fixed Account will accrue interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually. Each Purchase Payment or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each Purchase Payment or amount transferred until the end of the Contract Year.

Each Anniversary the Company declares a renewal interest rate that is guaranteed and applies to the Fixed Account Value in existence at that time. This rate applies until the end of the Contract Year. Interest is earned daily and compounded annually at the end of each Contract Year. Once credited, such interest will be guaranteed and will become part of the Accumulated Value in the Fixed Account from which deductions for fees and charges may be made.


Charges under the Contract are the same as when the Separate Account is being used, except that the 1.25% per year charged for mortality and expense risks and, if applicable, the .15% per year charged for administrative expenses are not imposed on amounts of Accumulated Value in the Fixed Account.


Fixed Account Value

The Contract's Fixed Account Value on any Valuation Date is the sum of the Purchase Payments allocated to the Fixed Account, plus any transfers from the Separate Account, plus interest credited to the Fixed Account, less any surrenders, Surrender Charges, Annual Fees or Transaction Fees allocated to the Fixed Account or transfers to the Separate Account.

Fixed Account Transfers, Total and Partial Surrenders

Amounts in the Fixed Account are generally subject to the same rights and limitations and will be subject to the same charges as are amounts allocated to the Divisions of the Separate Account with respect to total and partial surrenders. See "Total and Partial Surrenders."

Transfers out of the Fixed Account have special limitations. No transfers from the Fixed Account may be made after the Retirement Date. Prior to the Retirement Date, Owners may transfer part or all of the Accumulated Value from the Fixed Account to the Separate Account in one of two ways, a single transfer or pursuant to scheduled transfers, both of which are described below. An Owner may not make both a single transfer and scheduled transfers during the same Contract Year.

         Single Transfer. A single transfer in an amount not to exceed 25% of the Owner's Fixed Account Value as of the later of the Contract Date or the last Anniversary, may be made each Contract Year during the 30-day period following the Contract Date or Anniversary. A transfer request must be made by the owner within such 30-day period. An Owner may transfer up to the entire Fixed Account Value if the Owner's Fixed Account Value is less than $1,000 or the renewal interest rate declared for the Owner's Fixed Account Value is more than one percentage point lower than the average of the Owner's total Fixed Account Value earnings for the preceding Contract Year. The Company will notify the Owner if the renewal interest rate falls to that threshold. The minimum transfer amount is $100 (or, if less, the entire amount of the Fixed Account Value).


         Scheduled Transfers. The Owner may elect to have automatic transfers completed on a monthly basis from the Fixed Account to any Division of the Separate Account. Scheduled transfers are available from the Fixed Account only if the Owner's Fixed Account Value equals or exceeds
         $5,000 at the time scheduled transfers are initiated. (The Company reserves the right to change that amount but it will never exceed $10,000.) An Owner may establish scheduled transfers by sending a written request to the Company at its home office or by telephone. Scheduled transfers will be completed on a monthly basis on the date (other than the 29th, 30th or 31st) specified by the Owner. If the requested date is not a Valuation Date, the transfer will be completed on the next valuation date following such specified date. Scheduled monthly transfers of an amount equal to 2% of the Owner's Fixed Account Value at the beginning of the Contract Year or current value will continue until the Fixed Account Value is exhausted or until the Owner notifies the Company to discontinue the scheduled transfers. The beginning of the Contract Year value will be used to calculate the 2% unless the Owner specifies current value. If the Owner discontinues the scheduled transfers, transfers may not begin again without the Company's prior approval.


GENERAL PROVISIONS

The Contract

The Contract, copies of any applications, amendments, riders, or endorsements attached to the Contract, the Contract current data page, and copies of any supplemental applications, amendments, endorsements, or revised Contract pages or Contract data pages which are mailed to the Owner are the entire Contract. Only the Company's corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by one of these representatives of the Company.

Postponement of Payments

Any total or partial surrender to be made from the Contract will be made within seven days after acceptable Notice for such payment is received by the Company, or such earlier date as required by law. However, payment of any amount upon total surrender, partial surrender, death, or the transfer to or from a Division of the Separate Account may be deferred during any period when the right to redeem Mutual Fund shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Mutual Fund of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Mutual Fund to fairly determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of a surrender is in effect and has not been cancelled by written notification to the Company within the period of deferment, the amount to be withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and the surrender will be made within seven days thereafter.

The Company may also defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear. The Company may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to 6 months.

Misstatement of Age or Sex and Other Errors

If the age or , where applicable, gender of the Annuitant has been misstated, any amount payable will be that which would have been purchased at the correct age and gender. If the Company has made any overpayments because of incorrect information about age or gender, or any error or miscalculation, it will deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment

Ownership of a non-qualified contract may be assigned. The Company assumes no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences. See "Federal Tax Matters."

An assignment must be made in writing and filed with the Company at its home office. Owner, Annuitant and Beneficiary rights are subject to any assignment of record at the Company's home office. Any amount paid to an assignee will be treated as a partial surrender and will be paid in a single sum.

Change of Owner

The Owner may change ownership of the Contract at any time. A request to change ownership must be in writing and must be approved by the Company. After the Company approves of the change, the change is effective as of the date the written request for the change was signed by the Owner. The waiver of the Contingent Deferred Sales Charge for withdrawals made due to a Critical Need of the Owner, is not available if Ownership is changed. See "Surrender Charge."

Beneficiary

Before the Retirement Date and while the Annuitant is living, the Owner may name or change the Owner's or Annuitant's Beneficiary or a successor Beneficiary by sending a written request of the change to the Company. Under certain retirement programs, however, spousal consent may be required to name or change a Beneficiary, and the right to name a Beneficiary other than the spouse may be subject to applicable tax laws and regulations. The Company is not responsible for the validity of any change. A change will take effect as of the date it is signed but will not affect any payments made or action taken before the Company receives and approves the written request. The Company also needs the consent of any irrevocably named person before making a requested change.

If no Beneficiary designated as the Annuitant's Beneficiary is living at the time of the Annuitant's death, any benefits otherwise payable under the Contract to the Beneficiary will be paid to the Owner, if living, otherwise to the Annuitant's estate. If a Beneficiary dies while receiving payments under the Contract, and if no other Beneficiary is then living, any remaining benefits owed under the Contract will be paid to such Beneficiary's estate.

Reports

We will mail to the Owner at the last known address of record a statement of the Owner's current Accumulated Value at least once each year prior to the Retirement Date and any reports required by any applicable law or regulation. After the Retirement Date, any reports will be mailed to the person receiving Benefit Option payments, rather than to the Owner.


Quarterly statements reflecting purchases and surrenders occurring during the quarter as wall as balance of units owned and account values.


RIGHTS RESERVED BY THE COMPANY

The Company reserves the right to make certain changes if, in its judgement, they would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, the Company will obtain the Owner's approval of the changes and approval from any appropriate regulatory authority. Such approval may not be required in all cases, however. Examples of the changes the Company may make include:

     o To transfer any assets in any Division to another Division, or to the Fixed Account; or to add, combine or eliminate Divisions in the Separate Account.


     o To substitute the shares of an Account for the Account shares held in any Division:

          1)   if shares of an Account are no longer  available for  investment;
               or

          2) if in the Company's judgement, investment in an Account becomes inappropriate considering the purposes of the Separate Account.


DISTRIBUTION OF THE CONTRACT

The Contract, which is continuously offered, will be sold primarily by persons who are insurance agents of or brokers for the Company authorized by applicable law to sell life and other forms of personal insurance and variable annuities. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, The Principal Financial Group, Des Moines, Iowa 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Princor Financial Services Corporation, the principal underwriter, is paid 6.5% of
Purchase Payments by Principal Mutual Life Insurance Company for the distribution of the Contract. The Contract may also be sold through other selected broker-dealers registered under the Securities Exchange Act of 1934 or firms that are exempt from such registration. Princor Financial Services Corporation is also the principal underwriter for various registered investment companies organized by the Company. Princor Financial Services Corporation is a wholly-owned subsidiary of Principal Holding Company. Principal Holding Company is a holding company and a wholly-owned subsidiary of the Company.

PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The Contract was not offered prior to June 16, 1994. However, shares in which Divisions of the Separate Account invest were offered prior to that date. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the Account in which such Division invests was first offered. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate
Account calculates yield and total return figures, see the Statement of Additional Information.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from Purchase Payments which, if included, would reduce the "yield" and "effective yield."

In addition, from time to time, the Separate Account will advertise the "yield" for certain other Divisions for the Contract. The "yield" of a Division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield."

Also, from time to time, the Separate Account will advertise the average annual total return of its various Divisions. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation the ending value is reduced by a Surrender Charge that decreases from 6% to 0% over a period of 7 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that do not take into account the Surrender Charge in order to illustrate the change in the Division's unit value over time. See "Charges and Deductions" and "Surrender Charge."

VOTING RIGHTS


The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from Owners of the Contract whose Accumulated Value includes amounts invested in the corresponding Division of the Separate Account.

The number of Account shares as to which an Owner has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting. The number of Account shares held in Separate Account B which are attributable to the Owner's interest in each Division is determined by dividing the value of the Owner's interest in that Division by the net asset value of one share of the underlying Account. Account shares for which Owners are entitled to give voting instructions, but for which none are received, and shares of the Account owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.


Proxy material will be provided to each Owner together with an appropriate form which may used to give voting instructions to the Company.


If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from Owners, then the Company may vote Account shares held in Separate Account B in its own right.


FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in the opinion of the Company are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. Owners should consult a qualified tax adviser as to the tax implications of taking action under a Contract or related retirement plan.

Non-Qualified Contracts

Section 72 of the Internal Revenue Code ("Code") governs the taxation of annuities in general. Purchase Payments made under non-qualified contracts are not excludible or deductible from the gross income of the Owner or any other person. However, any increase in the Accumulated Value of a non-qualified contract resulting from the investment performance of the Separate Account or interest credit to the Fixed Account is generally not taxable to the Owner or other payee until received by him or her, as surrender proceeds, death benefit proceeds, or otherwise. The exception to this rule is that, generally, Owners who are not natural persons are immediately taxed on any increase in the Accumulated Value. However, this exception does not apply in all cases.

The following discussion applies generally to Contracts owned by natural persons.

In general, surrenders or partial surrenders under Contracts are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. If an Owner assigns or pledges any part of the value of a Contract, the value so pledged or assigned is taxed to the Owner as ordinary income to the same extent as a partial withdrawal.

With respect to Benefit Options payments, although the tax consequences may vary depending on the option elected under the Contract, until the investment in the Contract is recovered, generally only the portion of the payment that represents the amount by which the Accumulated Value exceeds the "investment in the contract" will be taxed. In general, an Annuitant's or other payee's "investment in the contract" is the aggregate amount of Purchase Payments made by him or her. After the "investment in the contract" is recovered, the full amount of any additional Benefit Option payments is taxable. Prior to recovery of the "investment in the contract," there is no tax on the amount of each payment which bears the same ratio to such payment that the "investment in the contract" bears to the total expected return under the Contract. The remainder of each Benefit Option payment is taxable. The taxable portion of a distribution is taxed as ordinary income.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by the Company or its affiliates to the same Owner within the same calendar year will be treated as if they were a single contract.


With respect to IRAs or IRA rollovers, there is a 10% penalty under the Code on the taxable portion of a "premature distribution." Generally, an amount is a "premature distribution" unless the distribution is (1) made on or after the Owner reaches age 59 1/2, (2) made to a Beneficiary on or after death of the Owner, (3) made upon the disability of the Owner, (4) part of a series of substantially equal periodic payments for the life or life expectancy of the Owner or the Owner and Beneficiary (5) made to pay medical expenses, (6) for certain unemployment expenses, (7) for first home purchases (up to $10,000) or
8) for higher education expenses. Premature distributions may result, for example, from an early Retirement Date, any early surrender, partial surrender or assignment of a Contract or the death of an Annuitant who is not the Owner prior to the Owner attaining age 59 1/2.

With respect to SIMPLE-IRAs, in place of the above 10% penalty on premature distributions, there is a 25% penalty on distributions made within two years of the initial contribution unless the distribution is made for one or more of the reasons listed in the preceding paragraph.


A transfer of ownership of a Contract, or designation of an Annuitant or other payee who is not also the Owner, may result in a certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any transfer or assignment of a Contract should contact a competent tax advisor with respect to the potential tax effects of such transactions.

Required Distributions for Non-Qualified Contracts

In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires (a) if the person receiving payments dies on or after the Retirement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that person's death; and (b) if any Owner dies prior to the Retirement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death or (2) as annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary. However, if the Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse deemed to be the new Owner for purposes of Section 72(s). Where the Owner or other person receiving payments is not a natural person, the required distributions provided for in Section 72(s) apply upon the death of the primary Annuitant.

Generally, unless the Beneficiary elects otherwise, the above requirements will be satisfied prior to the Retirement Date by paying the death benefit in a single sum, subject to proof of the Owner's death. The Beneficiary, however, may elect by written request to receive a Benefit Option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, the IRS may disregard the election for tax purposes and tax the Beneficiary as if a single sum payment had been made.

IRA, SEP, SAR/SEP and SIMPLE-IRA

The Contract may be used to fund IRAs, SEPs, SAR/SEPs and SIMPLE-IRAs. The tax rules applicable to Owners, Annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, Purchase Payments made under a retirement program recognized under the Code by or on behalf of an individual are excludible from the individual's gross income for tax purposes prior to the Retirement Date. The portion, if any, of any Purchase Payment made by or on behalf of an individual under a Contract that is not excluded from the individuals' gross income for tax purposes constitutes the individual's "investment in the contract." Aggregate deferrals under all plans at the employee's option may be subject to limitations. The tax implications of these plans are further discussed in the Statement of Additional Information under the heading "Taxation Under Certain Retirement Plans."

Withholding

Benefit Option payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

Mutual Fund Diversification


The United States Treasury Department has adopted regulations under Section 817(h) of the Code which establishes standards of diversification for the investment underlying the Contracts. Under this Code Section, Separate Account B investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Account must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund to meet the diversification requirements could result in tax liability to non-qualified contractholders.


The investment opportunities of the Funds could conceivably be limited by adhering to the above diversification requirements. This would affect all Owners, including those Owners of contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa or his representatives at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

LEGAL OPINIONS

Legal matters applicable to the issue and sale of the Contracts, including the right of the Company to issue Contracts under Iowa Insurance Law, have been passed upon by Gregg R. Narber, Senior Vice President and General Counsel.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT

This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS

The Company currently offers other Variable Annuity Contracts that participate in Separate Account B. In the future, additional group or individual variable annuity contracts may be designated by the Company as participating in Separate Account B.

INDEPENDENT AUDITORS

The financial statements of Principal Mutual Life Insurance Company Separate Account B and the consolidated financial statements of The Principal Financial Group(R) (comprised of Principal Mutual Life Insurance Company and its subsidiaries) which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

FINANCIAL STATEMENTS

The consolidated financial statements of The Principal Financial Group(R) (comprised of the Company and its subsidiaries) which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

CONTRACTHOLDERS' INQUIRIES

Contractholders'   inquiries  should  be  directed  to:  Variable  Annuity,  The
Principal   Financial  Group,  P.O.  Box  9382,  Des  Moines,  Iowa  50306-9382,
1-800-247-9988.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     The table of contents for the Statement of Additional Information is provided below.

                                TABLE OF CONTENTS
                                                                           Page

Independent Auditors   ..................................................     3

Calculation of Yield and Total Return   .................................     3

Taxation Under Certain Retirement Plans..................................     4

Principal Mutual Life Insurance Company Separate Account B

     Report of Independent Auditors .....................................     6

     Financial Statements................................................     7

The Principal Financial Group(R)

     Report of Independent Auditors .....................................    24

     Financial Statements................................................    25


To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

                                Variable Annuity
                          The Principal Financial Group
                                  P.O. Box 9382
                           Des Moines, Iowa 50306-9382
                            Telephone: 1-800-247-9988

                                   APPENDIX A

The Company hereby offers to exchange the Contract described in this Prospectus ("PVA Contract") for certain outstanding Pension Builder Plus Variable Annuity Contracts ("Pension Builder Plus Contracts") issued in connection with Individual Retirement Annuity ("IRA") plans or programs, including SEPs and SAR-SEPs (but excluding employer-sponsored IRAs) adopted pursuant to Section 408 of the Internal Revenue Code or for such Pension Builder Plus Contracts the withdrawals from which may be transferred to the Contract described in this prospectus to fund an IRA. The Company reserves the right to terminate this exchange offer at any time. In considering whether to accept the exchange offer you should consult the Pension Builder Plus Contract Prospectus since the provisions and charges of the Pension Builder Plus Contract differ from those of the PVA Contract.

The Pension Builder Plus Contract may be exchanged at net asset value for the PVA Contract. To effect an exchange, the Company must receive from you (1) a completed application for the PVA Contract, (2) a written request and release for the exchange, and (3) the Pension Builder Plus Contract to be exchanged. The exchange will become effective as of the close of the Valuation Period in which all of these three items are received by the Company at its home office. A Participant's Investment Account Value of the Pension Builder Plus Contract will be determined as of the time the exchange becomes effective and will be transferred to the PVA Contract. No surrender charge otherwise applicable to the Pension Builder Plus Contract will apply to the surrender affecting the exchange. The PVA Contract's contingent deferred sales charge will be computed as if prior Purchase Payments for the Pension Builder Plus Contract have been made for the PVA Contract on the date of issue of the Pension Builder Plus Contract. The contingent deferred sales charge for additional Purchase Payments made under the PVA Contract after the transfer of the Accumulated Value from the Pension Builder Plus Contract will be computed based on the number of years that the additional Purchase Payments to which the withdrawal is attributed has been credited under the PVA Contract, as provided in this Prospectus.

Summary of Differences between Contracts

The Pension Builder Plus Contract and the PVA Contract differ substantially, as summarized below. There may be additional differences important to you and the prospectuses of both contracts should be reviewed carefully before making the exchange.

Contingent Deferred Sales Charge. The contingent deferred sales charge under the PVA Contract applies to all Purchase Payments received during any Contract Year. The contingent deferred sales charge for the Pension Builder Plus Contract is based upon the number of Contribution Years a Participant has been covered under the Contract (rather than on the year in which the Contribution was made). Thus, for certain Participants of the Pension Builder Plus Contracts, new Purchase Payments made after accepting the exchange offer would be subject to the contingent deferred sales charge under the PVA Contract, but new Purchase Payments made under the Pension Builder Plus Contract would not have been subject to such a charge, or would have been subject to a lesser charge had the offer been rejected.

The contingent deferred sales charge of the PVA Contract will be waived under all of the circumstances under which the contingent deferred sales charge to the Pension Builder Plus Contract would be waived and, in addition the PVA Contract's charge does not apply to:

     1.   any  amount   distributed   to  satisfy   the   minimum   distribution
          requirements of Section 401(a)9 of the Internal Revenue Code;

     2. where permitted by state law, to a withdrawal made after the first Anniversary as a result of the Owner's or Annuitant's Critical Need, as described in this Prospectus; and

     3.   to the Free Surrender Privilege as defined in this Prospectus.

Annual Fee versus Administration Charge. The PVA Contract is subject to an Annual Fee equal to the lesser of $30 or 2% of the Owner's Accumulated Value. The Annual Fee currently does not apply to Contracts that have an Accumulated Value of at least $30,000. In addition, the Company has reserved the right to assess each Division of the Separate Account with a daily administrative expense charge at an annual rate of .15% of the average daily net assets of the Division. This charge is not currently imposed. The Pension Builder Plus Contract is subject to annual Administration Charge equal to $25 plus an amount equal to .5% of the first $50,000 of the value of all Investment Accounts of the Participant under the Contract. Thus, the maximum annual Administration Charge under the Pension Builder Plus Variable Annuity Contract is $275.

Mortality and Expense Risks Charge. The annual mortality and expense risks charge of the PVA Contract is equal to 1.25% of the average daily net assets of the Separate Account. The mortality and expense risks charges applicable to the Pension Builder Plus Contract are 1.4965% (1.0001% for Rollover Individual Retirement Annuities) of the average daily net assets.

Death Benefit. The benefit payable on death of the annuitant or owner of the PVA Contract is the greater of :

     1. the Accumulated Value on the date the Company receives Notice of death; or

     2. Total Purchase Payments less any partial surrenders and Surrender Charges as of the date the Company receives Notice of death; or

     3. the death benefit that was in effect on any prior anniversary that is divisible equally by 7, plus any Purchase Payments and less any partial surrenders made after that Anniversary.

The death benefit payable under the Pension Builder Plus Contract is equal to the market value of a Participant's Investment Account Values as of the date the Company receives proof of death. The PVA Contract's death benefit thus will be at least equal to, and perhaps greater than, that of the Pension Builder Plus Contract.

Right to Examine after Exchange

Persons who, under the terms of this exchange offer, exchange their Pension Builder Plus Contract for the PVA Contract and subsequently revoke the PVA Contract within the time permitted, as described in the section of this Prospectus captioned "Right to Examine the Contract," will have their Pension Builder Plus Contract automatically reinstated as of the date of revocation. The refunded amount will be applied as the new current Accumulated Value under the reinstated Contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Divisions of the reinstated Pension Builder Plus Contract in the same proportion that the value in each Division bore to the transferred Accumulated Value on the date of the exchange of the PVA Contract. For purposes of calculating any contingent deferred sales charge under the reinstated Pension Builder Plus Contract, the reinstated Contract will be deemed to have been issued and to have received past Purchase Payments as if there had been no exchange.


RF581A-5

                                     PART B

           PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT





                       Statement of Additional Information


                           dated _____________________


 This Statement of Additional Information provides information about Principal Mutual Life Insurance Company Separate Account B Flexible Variable Annuity (the
 "Contract") in addition to the information that is contained in the Contract's
                     Prospectus, dated ___________________.


                    This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:


                                Variable Annuity
                          The Principal Financial Group
                                  P.O. Box 9382
                           Des Moines Iowa 50306-9382
                            Telephone: 1-800-247-9988




                                TABLE OF CONTENTS


Independent Auditors ...........................................       3

Calculation of Yield and Total Return...........................       3

Taxation Under Certain Retirement Plans.........................       4

Principal Mutual Life Insurance Company Separate Account B

        Report of Independent Auditors..........................       6

        Financial Statements....................................       7

The Principal Financial Group(R)

        Report of Independent Auditors..........................      24

        Financial Statements....................................      25


INDEPENDENT AUDITORS

Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Mutual Life Insurance Company Separate Account B and Principal Mutual Life Insurance Company and perform audit and accounting services for Separate Account B and the Company.

CALCULATION OF YIELD AND TOTAL RETURN


The  Separate  Account  may  publish   advertisements   containing   information
(including graphs, charts, tables and examples) about the performance of one or more of its Divisions.

The Contract was not offered prior to June 16, 1994. However, the Divisions invest in Accounts of the Principal Variable Contracts Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds") which, effective January 1, 1998, were reorganized into the Accounts of the Principal Variable Contracts Fund, Inc. as follows:

       Old Mutual Fund Name                       New Corresponding Account Name
       --------------------                       ------------------------------
 Principal Aggressive Growth Fund, Inc.          Aggressive Growth Acocunt
 Principal Asset Allocation Fund, Inc.           Asset Allocation Account
 Principal Balanced Fund, Inc.                   Balanced Account
 Principal Bond Fund, Inc.                       Bond Account
 Principal Capital Accumulation Fund, Inc.       Capital Value Account
 Principal Emerging Growth Fund, Inc.            MidCap Account
 Principal Government Securities Fund, Inc.      Government Securities Account
 Principal Growth Fund, Inc.                     Growth Account
 Principal Money Market Fund, Inc.               Money Market Account
 Principal World Fund, Inc.                      International Account

The Accounts (under their former names) were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.


From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield."

In addition, from time to time, the Separate Account will advertise the "yield" for certain other Divisions for the Contract. The "yield" of a Division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield."

Also, from time to time, the Separate Account will advertise the average annual total return of its various Divisions. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 6% to 0% over a period of 7 years. The Separate Account may also advertise total return figures for its Divisions for a specified period that does not take into account the sales charge in order to illustrate the change in the Division's unit value over time. See "Charges and Deductions" in the Prospectus for a discussion of contingent deferred sales charges.

Following are the hypothetical average annual total returns for the period ending December 31, 1996 assuming the contract had been offered as of the effective dates of the underlying Accounts in which the Divisions invest:

                                        With Contingent Deferred                        Without Contingent
                                           Sales Charge                               Deferred Sales Charge
           Division             One Year  Five Year       Ten Year   One Year       Five Year       Ten Year
------------------------------  --------  ---------       --------   --------       ---------       --------

Aggressive Growth Division        20.46      24.84(1)      24.84(1)    26.46           26.46(1)     26.46(1)
Asset Allocation Division          5.52       9.54(1)       9.54(1)    11.52           11.52(1)     11.52(1)
Balanced Division                  5.73       9.64         10.78(2)    11.73           10.16        10.78(2)
Bond Division                     -4.37       6.24          8.19(2)     1.09            6.86         8.19(2)
Capital Value Division            15.96      12.17         11.68       21.96           12.67        11.68
Government Securities Division    -3.46       4.70          7.29(2)     2.06            5.35         7.29(3)
Growth Division                    5.11      12.88(4)      12.88(4)    11.11           14.69(4)     14.69(4)
International Division            17.54       9.50(4)       9.50(4)    23.54           11.41(4)     11.41(4)
MidCap Division                   13.61      14.73         16.27(2)    19.61           15.19        16.27(2)
Money Market Division             -1.86       2.13          4.39        3.76            2.86         4.39


(1)  Period from June 1, 1994 through December 31, 1996.
(2)  Period from December 18, 1987 through December 31, 1996.
(3)  Period from April 9, 1987 through December 31, 1996.
(4)  Period from May 2, 1994 through December 31, 1996.

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES


Purchase Payments. Individuals may make contributions for individual retirement annuity ("IRA") Contracts. Deductible contributions for any year may be made up to the lesser of $2,000 or 100% of compensation for individuals who (1) are not (and whose spouses are not) active participants in another retirement plan, (2) are unmarried and have adjusted gross income of $30,000 or less, or (3) are married and have adjusted gross income of $50,000 or less. Such individuals may establish an IRA for a spouse who makes no contribution to an IRA for the tax year. The annual purchase payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year. Individuals who are active participants in other retirement plans and whose adjusted gross income (with certain special adjustments) exceeds the cut-off point ($30,000 for unmarried, $50,000 for married persons filing jointly, and $0 for married persons filing a separate return) by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts. For example, a married individual who is an active participant in another retirement plan and files a separate tax return is entitled to a partial IRA deduction if the individual's adjusted gross income is less than $10,000, and no IRA deduction if his or her adjusted gross income is equal to or greater than $10,000.


An individual may make non-deductible IRA contributions to the extent of the excess of (1) the lesser of $2,000 ($4,000 in the case of a spousal IRA) or 100% of compensation over (2) the IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.


Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner's death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses.


Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the employee (or the employee and Beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the employee dies before his or her entire interest in the Contract has been distributed, the employee's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified contract, as described in the Prospectus.

Tax-Free Rollovers. The Code permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax-deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS


Purchase Payments. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of $24,000 or 15% or the employee's earned income. Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan ("SAR/SEP") on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $9,500 in 1998, which is indexed for inflation. Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs. SAR/SEPs may not be established after December 31, 1996.


Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)


Purchase Payments. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a Simple IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. These salary reduction contributions may not exceed $6,000 in 1998, which is indexed for inflation. Total salary reduction contributions are limited to $9,500 per year for any employee who makes salary reduction contributions to more than one plan. Employers are required to contribute to the SIMPLE IRA, which contributions may not exceed the lesser of : (1) The amount of salary deferred by the employee, (2) 3% of the employee's compensation, or (3) $6,000, if the employer contributes on a matching basis; or the lesser of: (1) 2% of the employee's compensation, or (2) $3,200, if the employer makes non-elective contributions. An employer may not make contributions to both a SIMPLE IRA and another retirement plan for the same calendar year.


Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee's first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.

Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee's first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.



RF 581 B-6

                         Principal Mutual Life Insurance
                           Company Separate Account B

                             Statement of Net Assets

                                December 31, 1996




Assets
Investments:
   Aggressive Growth Division:
      Principal Aggressive Growth Fund, Inc. - 5,015,647 shares at net asset
        value of $14.52 per share (cost - $68,556,580)                                    $  72,827,189
   Asset Allocation Division:
      Principal Asset Allocation Fund, Inc. - 2,615,216 shares at net asset
        value of $11.48 per share(cost - $29,412,890)                                        30,022,679
   Balanced Division:
      Principal Balanced Fund, Inc. - 5,227,046 shares at net asset value
        of $14.44 per share (cost - $72,961,005)                                             75,478,532
   Bond Division:
      Principal Bond Fund, Inc. - 4,515,157 shares at net asset value
        of $11.33 per share (cost - $51,557,619)                                             51,156,727
   Capital Accumulation Division:
      Principal Capital Accumulation Fund, Inc. - 5,502,884 shares at net
        asset value of $29.84 per share (cost - $152,349,374)                               164,206,061
   Emerging Growth Division:
      Principal Emerging Growth Fund, Inc. - 4,111,887 shares at net
        asset value of $29.74 per share (cost - $104,926,679)                               122,287,543
   Government Securities Division:
      Principal Government Securities Fund, Inc. - 7,800,306 shares at
        net asset value of $10.31 per share (cost - $80,859,708)                             80,421,152
   Growth Division:
      Principal Growth Fund, Inc. - 7,137,809 shares at net asset
        value of $13.79 per share (cost - $87,379,604)                                       98,430,386
   Money Market Division:
      Principal Money Market Fund, Inc. - 40,738,362 shares at net
        asset value (cost) of $1.00 per share                                                40,738,362
   World Division:
      Principal World Fund, Inc. - 5,416,972 shares at net asset value
        of $13.02 per share (cost - $60,038,392)                                             70,528,972
                                                                                      =====================
Net assets                                                                                 $806,097,603
                                                                                      =====================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                       Statement of Net Assets (continued)




                                                                        Unit
                                                       Units            Value
                                                 ------------------- ------------
                                                 ------------------- ------------
Net assets are represented by:
   Aggressive Growth Division:
      Contracts in accumulation period:
        The Principal Variable Annuity                  3,970,831       $18.34           $  72,827,189

   Asset Allocation Division:
      Contracts in accumulation period:
        The Principal Variable Annuity                  2,263,999        13.26              30,022,679

   Balanced Division:
      Contracts in accumulation period:
        Personal Variable                               1,015,409         1.36               1,379,720
        Premier Variable                                7,466,712         1.37              10,195,711
        The Principal Variable Annuity                  4,661,481        13.71              63,903,101
                                                                                  ---------------------
                                                                                  ---------------------
                                                                                            75,478,532
   Bond Division:
      Contracts in accumulation period:
        Personal Variable                                 274,142         1.25                 342,860
        Premier Variable                                2,612,249         1.26               3,283,167
        The Principal Variable Annuity                  3,872,056        12.28              47,530,700
                                                                                  ---------------------
                                                                                  ---------------------
                                                                                            51,156,727
   Capital Accumulation Division:
      Currently payable annuity contracts:
        Bankers Flexible Annuity                            8,376        21.75                 182,179
        Pension Builder Plus - Rollover IRA                62,760         4.54                 285,099
      Contracts in accumulation period:
        Bankers Flexible Annuity                          279,871        21.75               6,087,431
        Pension Builder Plus                            3,538,347         4.15              14,676,410
        Pension Builder Plus - Rollover IRA               513,388         4.54               2,332,142
        Personal Variable                               2,914,582         1.84               5,361,512
        Premier Variable                               17,961,848         1.86              33,366,293
        The Principal Variable Annuity                  6,267,307        16.26             101,914,995
                                                                                  ---------------------
                                                                                  ---------------------
                                                                                           164,206,061
   Emerging Growth Division:
      Contracts in accumulation period:
        Personal Variable                                 829,824         1.53               1,269,228
        Premier Variable                                5,722,211         1.54               8,795,394
        The Principal Variable Annuity                  7,284,770        15.41             112,222,921
                                                                                  ---------------------
                                                                                  ---------------------
                                                                                           122,287,543

                         Principal Mutual Life Insurance
                           Company Separate Account B

                       Statement of Net Assets (continued)




                                                                                              Unit
                                                                             Units            Value
                                                                       ------------------- ------------
Net assets are represented by (continued):
   Government Securities Division:
      Contracts in accumulation period:
        Pension Builder Plus                                                  1,177,927      $  1.87          $    2,208,125
        Pension Builder Plus - Rollover IRA                                     399,361         1.97                 785,763
        Personal Variable                                                     1,936,349         1.29               2,496,826
        Premier Variable                                                      7,513,193         1.30               9,783,076
        The Principal Variable Annuity                                        5,442,706        11.97              65,147,362
                                                                                                        ---------------------
                                                                                                        ---------------------
                                                                                                                  80,421,152
   Growth Division:
      Contracts in accumulation period:
        Personal Variable                                                       813,860         1.40               1,137,156
        Premier Variable                                                      6,802,207         1.40               9,551,201
        The Principal Variable Annuity                                        6,088,570        14.41              87,742,029
                                                                                                        ---------------------
                                                                                                        ---------------------
                                                                                                                  98,430,386
   Money Market Division:
      Contracts in accumulation period:
        Pension Builder Plus                                                    590,285         1.83               1,077,889
        Pension Builder Plus - Rollover IRA                                      26,921         1.89                  50,788
        Personal Variable                                                       841,211         1.17                 981,411
        Premier Variable                                                      5,379,334         1.18               6,337,610
        The Principal Variable Annuity                                        2,928,858        11.03              32,290,664
                                                                                                        ---------------------
                                                                                                        ---------------------
                                                                                                                  40,738,362
   World Division:
      Contracts in accumulation period:
        Personal Variable                                                       487,316         1.35                 658,659
        Premier Variable                                                      4,298,126         1.36               5,838,045
        The Principal Variable Annuity                                        4,797,313        13.35              64,032,268
                                                                                                        ---------------------
                                                                                                        ---------------------
                                                                                                                  70,528,972
                                                                                                        =====================
Net assets                                                                                                      $806,097,603
                                                                                                        =====================

See accompanying notes.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                             Statement of Operations

                          Year ended December 31, 1996




                                                                             Aggressive     Asset Allocation
                                                                          Growth Division       Division       Balanced Division
                                                            Combined
                                                         ---------------- ----------------- ------------------ ------------------
                                                         ---------------- ----------------- ------------------ ------------------
Investment income
Income:
   Dividends                                                  $18,172,373  $     509,777         $   856,100         $1,925,027
   Capital gains distributions                                 32,450,453      6,549,914           1,528,766          3,811,144
                                                         ---------------- ----------------- ------------------ ------------------
                                                         ---------------- ----------------- ------------------ ------------------
                                                               50,622,826      7,059,691           2,384,866          5,736,171

Expenses:
   Mortality and expense risks                                  6,754,861        566,830             267,227            552,989
   Administration charges                                         522,693         28,925               3,394              9,695
   Contingent sales charges                                       379,429         25,052              18,520             20,237
                                                         ---------------- ----------------- ------------------ ------------------
                                                         ---------------- ----------------- ------------------ ------------------
                                                                7,656,983        620,807             289,141            582,921
                                                         ---------------- ----------------- ------------------ ------------------
                                                         ---------------- ----------------- ------------------ ------------------
Net investment income                                          42,965,843      6,438,884           2,095,725          5,153,250

Realized and unrealized gains (losses) on investments
Net realized gains on investments                              11,061,913      1,143,445             188,720             98,838
Change in net unrealized appreciation/
   depreciation of investments                                 32,048,646      3,397,775             206,378          1,366,906
                                                         ---------------- ----------------- ------------------ ------------------
                                                         ================ ================= ================== ==================
Net increase in net assets resulting from operations
                                                              $86,076,402    $10,980,104          $2,490,823         $6,618,994
                                                         ================ ================= ================== ==================

See accompanying notes.

                       Capital        Emerging Growth      Government                       Money Market
 Bond Division       Accumulation         Division         Securities     Growth Division     Division       World Division
                       Division                             Division
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------


   $2,883,564        $  2,824,460       $     889,099       $4,377,421        $1,130,290      $1,648,495       $  1,128,140
            -          17,683,076           1,921,631                -           236,417               -            719,505
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
    2,883,564          20,507,536           2,810,730        4,377,421         1,366,707       1,648,495          1,847,645


      454,051           1,416,717             980,616          758,402           808,416         396,012            553,601
        3,582             318,880              36,468           66,615            17,437          29,567              8,130
       22,229              97,937              41,369           47,306            41,516          39,803             25,460
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
      479,862           1,833,534           1,058,453          872,323           867,369         465,382            587,191
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
    2,403,702          18,674,002           1,752,277        3,505,098           499,338       1,183,113          1,260,454



       84,385           7,614,291           1,000,612          266,471           216,275               -            448,876

     (906,639)          1,107,485          12,364,939       (1,358,430)        7,137,078               -          8,733,154
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------
----------------- ------------------- ----------------- ----------------- ---------------- ---------------- -----------------

   $1,581,448         $27,395,778         $15,117,828       $2,413,139        $7,852,691      $1,183,113        $10,442,484
================= =================== ================= ================= ================ ================ =================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                       Statements of Changes in Net Assets

                                                                            Aggressive     Asset Allocation
                                                            Combined      Growth Division       Division       Balanced Division
                                                        ---------------- ----------------- ------------------ ------------------

Net assets at January 1, 1995                              $177,884,053      $  3,684,502     $  3,025,421        $  3,819,712

Increase (decrease) in net assets
Operations:
   Net investment income                                     16,691,109         1,912,227          549,562             899,632
   Net realized gains (losses) on investments                 2,865,382           448,426           74,402             103,410
   Change in net unrealized appreciation/ depreciation
      of investments                                         31,314,846           912,921          490,584           1,347,509
                                                        ---------------- ----------------- ------------------ ------------------
                                                        ---------------- ----------------- ------------------ ------------------
Net increase in net assets resulting from operations
                                                             50,871,337         3,273,574        1,114,548           2,350,551
Changes from principal transactions:
   Purchase payments, less sales charges, per payment
      fees and applicable premium taxes                     283,284,033        14,908,019        7,493,760          17,579,517
   Contract terminations                                    (51,871,322)         (147,494)         (76,769)           (243,855)
   Death benefit payments                                      (616,609)         (111,616)         (30,363)            (22,485)
   Flexible withdrawal option payments                         (591,573)          (23,563)         (12,654)            (56,396)
   Transfer payments to other contracts                    (112,300,367)       (2,385,375)        (672,843)         (2,164,022)
   Annuity payments                                             (48,233)                -                -                   -
                                                        ---------------- ----------------- ------------------ ------------------
                                                        ---------------- ----------------- ------------------ ------------------
Increase (decrease) in net assets from principal
   transactions                                             117,855,929        12,239,971        6,701,131          15,092,759
                                                        ---------------- ----------------- ------------------ ------------------
                                                        ---------------- ----------------- ------------------ ------------------
Total increase                                              168,727,266        15,513,545        7,815,679          17,443,310
                                                        ---------------- ----------------- ------------------ ------------------
                                                        ================ ================= ================== ==================
Net assets at December 31, 1995                            $346,611,319       $19,198,047      $10,841,100         $21,263,022
                                                        ================ ================= ================== ==================

See accompanying notes.

                         Capital           Emerging         Government                       Money Market
  Bond Division       Accumulation      Growth Division     Securities     Growth Division     Division      World Division
                        Division                             Division
------------------ -------------------- ---------------- ----------------- ---------------- ---------------- ----------------

    $  3,056,349        $  89,730,411        $  9,965,696      $30,273,698      $  8,101,324      $17,109,486  $  9,117,454



         806,529            8,803,011             354,473        2,021,914           479,398          656,604         207,759
          50,961            1,908,275             241,047         (303,527)          254,149                -          88,239

         679,932           12,768,964           5,294,039        3,801,338         3,955,502                -       2,064,057
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------

       1,537,422           23,480,250           5,889,559        5,519,725         4,689,049          656,604       2,360,055


      15,702,412           37,285,598          28,874,128       24,062,104        29,628,926       92,190,303      15,559,266
        (274,508)         (34,074,636)           (420,250)      (9,547,633)         (428,438)      (6,320,639)       (337,100)
         (44,089)             (80,185)            (14,885)        (129,425)          (44,665)         (97,824)        (41,072)
         (73,005)             (87,530)            (52,968)         (96,784)          (50,522)         (85,680)        (52,471)
      (1,275,948)         (12,547,912)         (2,056,332)      (4,638,749)       (3,992,441)     (81,142,762)     (1,423,983)
               -              (48,233)                  -                -                 -                -               -
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------

      14,034,862           (9,552,898)         26,329,693        9,649,513        25,112,860        4,543,398      13,704,640
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------
      15,572,284           13,927,352          32,219,252       15,169,238        29,801,909        5,200,002      16,064,695
------------------ --------------------- ---------------- ----------------- ---------------- ---------------- ------------------
================== ===================== ================ ================= ================ ================ ==================
     $18,628,633         $103,657,763         $42,184,948      $45,442,936       $37,903,233      $22,309,488     $25,182,149
================== ===================== ================ ================= ================ ================ ==================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                 Statements of Changes in Net Assets (continued)

                                                                                 Aggressive     Asset Allocation
                                                               Combined        Growth Division       Division      Balanced Division
                                                           ------------------ ----------------- ------------------ -----------------

Net assets at January 1, 1996                                   $346,611,319       $19,198,047      $10,841,100         $21,263,022

Increase (decrease) in net assets
Operations:
   Net investment income                                          42,965,843         6,438,884        2,095,725           5,153,250
   Net realized gains on investments                              11,061,913         1,143,445          188,720              98,838
   Change in net unrealized appreciation/ depreciation
      of investments                                              32,048,646         3,397,775          206,378           1,366,906
                                                           ------------------ ----------------- ------------------ -----------------
                                                           ------------------ ----------------- ------------------ -----------------
Net increase in net assets resulting from operations
                                                                  86,076,402        10,980,104        2,490,823           6,618,994
Changes from principal transactions:
   Purchase payments, less sales charges, per payment
      fees and applicable premium taxes                          694,702,137        55,392,385       19,059,581          52,586,838
   Contract terminations                                         (66,787,528)       (1,366,444)      (1,010,182)         (1,643,846)
   Death benefit payments                                           (668,045)           (2,653)               -            (126,235)
   Flexible withdrawal option payments                            (3,510,262)         (159,580)        (189,515)           (377,428)
   Transfer payments to other contracts                         (250,275,882)      (11,214,670)      (1,169,128)         (2,842,813)
   Annuity payments                                                  (50,538)                -                -                   -
                                                           ------------------ ----------------- ------------------ -----------------
                                                           ------------------ ----------------- ------------------ -----------------
Increase in net assets from principal transactions
                                                                 373,409,882        42,649,038       16,690,756          47,596,516
                                                           ------------------ ----------------- ------------------ -----------------
                                                           ------------------ ----------------- ------------------ -----------------
Total increase                                                   459,486,284        53,629,142       19,181,579          54,215,510
                                                           ------------------ ----------------- ------------------ -----------------
                                                           ================== ================= ================== =================
Net assets at December 31, 1996                                 $806,097,603       $72,827,189      $30,022,679         $75,478,532
                                                           ================== ================= ================== =================

See accompanying notes.

                        Capital        Emerging Growth       Government                         Money Market
  Bond Division      Accumulation          Division          Securities     Growth Division       Division        World Division
                       Division                               Division
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------

     $18,628,633         $103,657,763     $  42,184,948        $45,442,936       $37,903,233      $  22,309,488      $25,182,149



       2,403,702           18,674,002         1,752,277          3,505,098           499,338          1,183,113        1,260,454
          84,385            7,614,291         1,000,612            266,471           216,275                  -          448,876

        (906,639)           1,107,485        12,364,939         (1,358,430)        7,137,078                  -        8,733,154
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------

       1,581,448           27,395,778        15,117,828          2,413,139         7,852,691          1,183,113       10,442,484


      38,496,000           82,813,992        73,546,898         53,225,139        59,193,247        219,306,074       41,081,983
      (1,339,557)         (38,943,389)       (2,654,193)       (10,402,344)       (3,020,145)        (4,638,362)      (1,769,066)
        (137,325)             (44,752)          (23,654)           (97,177)          (49,795)          (155,982)         (30,472)
        (515,754)            (358,969)         (309,539)          (698,302)         (305,373)          (433,930)        (161,872)
      (5,556,718)         (10,263,824)       (5,574,745)        (9,462,239)       (3,143,472)      (196,832,039)      (4,216,234)
               -              (50,538)                -                  -                 -                  -                -
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------

      30,946,646           33,152,520        64,984,767         32,565,077        52,674,462         17,245,761       34,904,339
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------
      32,528,094           60,548,298        80,102,595         34,978,216        60,527,153         18,428,874       45,346,823
------------------ ------------------ ------------------- ----------------- ----------------- ------------------ ------------------
================== ================== =================== ================= ================= ================== ==================
     $51,156,727         $164,206,061      $122,287,543        $80,421,152       $98,430,386      $  40,738,362      $70,528,972
================== ================== =================== ================= ================= ================== ==================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                          Notes to Financial Statements

                                December 31, 1996


1.  Investment and Accounting Policies

Principal Mutual Life Insurance Company Separate Account B is a segregated investment account of Principal Mutual Life Insurance Company (Principal Mutual) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, Separate Account B invests solely in shares of Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal Money Market Fund, Inc., and Principal World Fund, Inc., diversified open-end management investment companies organized by Principal Mutual. Investments are stated at the closing net asset values per share on December 31, 1996.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

After December 31, 1996, Principal Mutual no longer accepted contributions for Pension Builder Plus contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. In addition, Principal Mutual no longer accepts contributions for Bankers Flexible Annuity contracts.

2.  Expenses

Principal Mutual is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses. The mortality and expense risk and annual administration charges amounted to $29,412 and $1,281, respectively, during the year ended December 31, 1996. A sales charge of up to 7% was deducted from each contribution made on behalf of each participant. The sales charge was deducted from the contributions by Principal Mutual prior to their transfer to Separate Account B.

Pension Builder Plus Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)

2.  Expenses (continued)

participant's investment account values and the number of participants under the retirement plan and their participant investment account value. The charges for mortality and expense risks, contingent sales, and annual administration amounted to $553,979, $70,529, and $345,900, respectively, during the year ended December 31, 1996.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 0.64% (0.55% through June 30, 1996) of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account which correlates to a plan participant made during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Mutual. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $31 (1995 - $31) for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis. The charges for mortality and expense risks, contingent sales and annual administration amounted to $68,986, $42,892, and $27,281, respectively, during the year ended December 31, 1996.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 0.42% (0.33% through June 30, 1996) of the asset value of each contract. An annual administration charge of $300 for each contract account plus .35% of the annual average balance of investment account values under the contract will be billed or deducted on a quarterly basis. The charges for mortality expense risks and annual administration amounted to $261,025 and $9,158, respectively, during the year ended December 31, 1996. There were no contingent sales charges provided for in these contracts.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Mutual reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. The mortality expense risks, contingent sales, and annual administration amounted to $5,841,459, $266,007, and $139,074, respectively, during the year ended December 31, 1996.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)

3.  Federal Income Taxes

Operations  of  Separate  Account B are a part of the  operations  of  Principal
Mutual. Under current practice, no federal income taxes are allocated by Principal Mutual to the operations of Principal Mutual Life Insurance Company Separate Account B.

4.  Purchases and Sales of Investment Securities

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                               Year ended December 31, 1996
                                          ----------------------------------------------------------------------------
                                            Units           Amount               Units           Amount
                                          Purchased        Purchased           Redeemed         Redeemed
                                          -------------- ----------------- ------------------ -----------------
                                          -------------- ----------------- ------------------ -----------------
   Aggressive Growth Division:
      The Principal Variable Annuity         3,416,591       $  62,452,075          769,423      $  13,364,153

   Asset Allocation Division:
      The Principal Variable Annuity         1,544,152          21,444,448          191,810          2,657,967

   Balanced Division:
      Personal Variable                        900,014           1,242,103          211,977            272,089
      Premier Variable                       5,270,554           7,416,331        1,120,817          1,444,677
      The Principal Variable Annuity         3,548,083          49,664,576          259,759          3,856,478
                                          -------------- ----------------- ------------------ -----------------
                                          -------------- ----------------- ------------------ -----------------
                                             9,718,651          58,323,010        1,592,553          5,573,244
   Bond Division:
      Personal Variable                        285,136             369,062          112,030            138,062
      Premier Variable                       1,952,308           2,549,386          547,808            675,630
      The Principal Variable Annuity         3,045,208          38,461,117          574,453          7,215,525
                                          -------------- ----------------- ------------------ -----------------
                                          -------------- ----------------- ------------------ -----------------
                                             5,282,652          41,379,565        1,234,291          8,029,217
   Capital Accumulation Division:
      Bankers Flexible Annuity                  11,898             852,606           58,526            965,050
      Pension Builder Plus                     613,448           4,544,826        7,042,406         27,014,157
      Pension Builder Plus - Rollover IRA
                                                34,576             622,428        1,641,455          6,423,138
      Personal Variable                      1,293,441           2,795,547          715,206          1,184,726
      Premier Variable                       6,804,423          15,405,949        3,666,783          6,140,022
      The Principal Variable Annuity         4,618,190          79,100,172          582,660          9,767,913
                                          -------------- ----------------- ------------------ -----------------
                                          -------------- ----------------- ------------------ -----------------
                                            13,375,976         103,321,528       13,707,036         51,495,006
   Emerging Growth Division:
      Personal Variable                        716,271           1,017,826          174,386            241,556
      Premier Variable                       4,583,657           6,499,991          757,309          1,081,357
      The Principal Variable Annuity         4,746,934          68,839,812          521,488          8,297,672
                                          -------------- ----------------- ------------------ -----------------
                                          -------------- ----------------- ------------------ -----------------
                                            10,046,862          76,357,629        1,453,183          9,620,585

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




4.  Purchases and Sales of Investment Securities (continued)

                                                                     Year ended December 31, 1996
                                            --------------------------------------------------------------------------------
                                                 Units                Amount               Units              Amount
                                               Purchased            Purchased            Redeemed            Redeemed
                                            ------------------ --------------------- ------------------ --------------------
   Government Securities Division:
      Pension Builder Plus                           224,490        $       525,632         2,784,796         $    5,186,539
      Pension Builder Plus - Rollover IRA
                                                       1,918                 49,120         1,374,538              2,618,548
      Personal Variable                              723,523              1,041,512           676,962                867,506
      Premier Variable                             3,069,889              4,387,401         2,715,719              3,448,465
      The Principal Variable Annuity               4,181,060             51,598,893           761,477              9,411,325
                                            ------------------ --------------------- ------------------ --------------------
                                            ------------------ --------------------- ------------------ --------------------
                                                   8,200,880             57,602,558         8,313,492             21,532,383
   Growth Division:
      Personal Variable                              713,466                950,832           177,314                234,080
      Premier Variable                             5,218,991              6,959,663         1,276,677              1,711,826
      The Principal Variable Annuity               3,810,008             52,649,457           340,777              5,440,246
                                            ------------------ --------------------- ------------------ --------------------
                                            ------------------ --------------------- ------------------ --------------------
                                                   9,742,465             60,559,952         1,794,768              7,386,152
   Money Market Division:
      Pension Builder Plus                           172,768                392,894           909,680              1,654,451
      Pension Builder Plus - Rollover IRA                 35                 13,779           412,615                760,905
      Personal Variable                            3,693,865              4,468,236         3,995,717              4,765,060
      Premier Variable                            31,816,273             36,988,147        29,395,716             33,985,887
      The Principal Variable Annuity              16,446,056            179,091,511        14,887,402            161,359,390
                                            ------------------ --------------------- ------------------ --------------------
                                            ------------------ --------------------- ------------------ --------------------
                                                  52,128,997            220,954,567        49,601,130            202,525,693
   World Division:
      Personal Variable                              423,219                522,642            95,601                114,884
      Premier Variable                             3,372,385              4,182,033           746,605                929,782
      The Principal Variable Annuity               3,081,130             38,224,953           429,786              5,720,169
                                            ------------------ --------------------- ------------------ --------------------
                                            ------------------ --------------------- ------------------ --------------------
                                                   6,876,734             42,929,628         1,271,992              6,764,835
                                            ------------------ --------------------- ------------------ --------------------
                                            ================== ===================== ================== ====================
                                                 120,333,960           $745,324,960        79,929,678           $328,949,235
                                            ================== ===================== ================== ====================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)

4.  Purchases and Sales of Investment Securities (continued)

                                                                              Year ended December 31, 1995
                                                     -------------------------------------------------------------------------------
                                                           Units              Amount               Units               Amount
                                                         Purchased           Purchased           Redeemed             Redeemed
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
   Aggressive Growth Division:
      The Principal Variable Annuity                        1,162,971            $16,957,154          201,095           $  2,804,956

   Asset Allocation Division:
      The Principal Variable Annuity                          678,626              8,127,343           70,172                876,650

   Balanced Division:
      Personal Variable                                       334,553                385,447           11,639                 14,109
      Premier Variable                                      4,677,390              5,246,438        1,485,326              1,592,984
      The Principal Variable Annuity                        1,080,849             12,976,336           78,060              1,008,737
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                            6,092,792             18,608,221        1,575,025              2,615,830
   Bond Division:
      Personal Variable                                       123,065                148,020           22,243                 25,730
      Premier Variable                                      1,840,967              2,123,674          663,884                722,145
      The Principal Variable Annuity                        1,184,200             14,349,589           83,479              1,032,017
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                            3,148,232             16,621,283          769,606              1,779,892
   Capital Accumulation Division:
      Bankers Flexible Annuity                                 (2,074)               586,673           26,790                484,160
      Pension Builder Plus                                  1,177,659              6,843,608        7,859,266             22,762,416
      Pension Builder Plus - Rollover IRA                   1,886,220              1,378,668        5,357,391             11,244,730
      Personal Variable                                     1,106,595              1,748,682          408,298                529,070
      Premier Variable                                      9,404,706             13,956,170        8,547,118             10,455,522
      The Principal Variable Annuity                        1,739,038             22,863,899          206,288              2,651,689
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                           15,312,144             47,377,700       22,405,151             48,127,587
   Emerging Growth Division:
      Personal Variable                                       292,833                348,128           18,735                 22,981
      Premier Variable                                      2,320,114              2,651,113          543,652                613,426
      The Principal Variable Annuity                        2,252,301             26,559,212          165,780              2,237,880
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                            4,865,248             29,558,453          728,167              2,874,287

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




4.  Purchases and Sales of Investment Securities (continued)

                                                                              Year ended December 31, 1995
                                                     -------------------------------------------------------------------------------
                                                           Units              Amount               Units               Amount
                                                         Purchased           Purchased           Redeemed             Redeemed
                                                     ------------------ -------------------- ------------------ --------------------
   Government Securities Division:
      Pension Builder Plus                                    586,364         $    1,344,275        2,795,319         $    4,747,357
      Pension Builder Plus - Rollover IRA                     117,394                407,431        2,462,194              4,357,297
      Personal Variable                                       724,111                966,857          408,940                483,072
      Premier Variable                                      4,015,136              5,118,317        3,286,750              3,736,310
      The Principal Variable Annuity                        1,576,129             18,708,169          125,206              1,549,586
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                            7,019,134             26,545,049        9,078,409             14,873,622
   Growth Division:
      Personal Variable                                       288,529                338,347           15,831                 18,761
      Premier Variable                                      3,384,751              3,805,395          634,749                707,988
      The Principal Variable Annuity                        2,193,600             26,238,189          338,161              4,062,924
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                            5,866,880             30,381,931          988,741              4,789,673
   Money Market Division:
      Pension Builder Plus                                    259,307                585,027          928,805              1,623,965
      Pension Builder Plus - Rollover IRA                      73,307                206,073        1,861,305              3,275,611
      Personal Variable                                     4,808,023              5,271,738        4,407,096              4,786,833
      Premier Variable                                     19,308,743             21,221,953       18,140,572             19,805,796
      The Principal Variable Annuity                        6,262,716             65,784,577        5,594,373             58,377,161
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                           30,712,096             93,069,368       30,932,151             87,869,366
   World Division:
      Personal Variable                                       147,751                154,436            9,257                 10,003
      Premier Variable                                      2,079,728              2,137,579          544,500                566,419
      The Principal Variable Annuity                        1,337,260             13,699,818          126,959              1,503,012
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ------------------ -------------------- ------------------ --------------------
                                                            3,564,739             15,991,833          680,716              2,079,434
                                                     ------------------ -------------------- ------------------ --------------------
                                                     ================== ==================== ================== ====================
                                                           78,422,862           $303,238,335       67,429,233           $168,691,297
                                                     ================== ==================== ================== ====================

Purchases include reinvested dividends and capital gains.

Money Market purchases include transactions where investment allocations are not known at the time of the deposit. Redemptions reflect subsequent allocations to directed investment divisions.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)



5.  Net Assets

Net assets at December 31, 1996 consisted of the following:

                                                                                                               Net Unrealized
                                                                                                                Appreciation
                                                                                          Accumulated Net      (Depreciation)
                                                       Combined       Unit Transactions  Investment Income     of Investments
                                                   ------------------ ------------------ ------------------- --------------------
   Aggressive Growth Division:
      The Principal Variable Annuity                   $  72,827,189      $  61,520,104      $  7,036,476        $  4,270,609

   Asset Accumulation Division:
      The Principal Variable Annuity                      30,022,679         26,903,818         2,509,072             609,789

   Balanced Division:
      Personal Variable                                    1,379,720          1,256,243             98,597             24,880
      Premier Variable                                    10,195,711          9,039,835            790,665            365,211
      The Principal Variable Annuity                      63,903,101         56,916,021          4,859,644          2,127,436
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                          75,478,532         67,212,099          5,748,906          2,517,527
   Bond Division:
      Personal Variable                                      342,860            337,692             16,621            (11,453)
      Premier Variable                                     3,283,167          3,137,358            188,841            (43,032)
      The Principal Variable Annuity                      47,530,700         45,146,759          2,730,348           (346,407)
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                          51,156,727         48,621,809          2,935,810           (400,892)
   Capital Accumulation Division:
      Bankers Flexible Annuity                             6,269,610          1,223,652          3,467,049          1,578,909
      Pension Builder Plus                                14,676,410          9,061,050          3,383,150          2,232,210
      Pension Builder Plus - Rollover IRA                  2,617,241          1,601,037            608,334            407,870
      Personal Variable                                    5,361,512          4,111,369            797,887            452,256
      Premier Variable                                    33,366,293         24,904,371          5,188,107          3,273,815
      The Principal Variable Annuity                     101,914,995         85,550,057         12,453,311          3,911,627
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                         164,206,061        126,451,536         25,897,838         11,856,687
   Emerging Growth Division:
      Personal Variable                                    1,269,228          1,106,793             19,852            142,583
      Premier Variable                                     8,795,394          7,458,640            186,583          1,150,171
      The Principal Variable Annuity                     112,222,921         94,053,742          2,101,069         16,068,110
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                         122,287,543        102,619,175          2,307,504         17,360,864
   Government Securities Division:
      Pension Builder Plus                                 2,208,125          1,895,024            305,297              7,804
      Pension Builder Plus - Rollover IRA                    785,763            663,396            128,582             (6,215)
      Personal Variable                                    2,496,826          2,321,860            205,773            (30,807)
      Premier Variable                                     9,783,076          8,955,630            855,616            (28,170)
      The Principal Variable Annuity                      65,147,362         61,690,559          3,837,971           (381,168)
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                          80,421,152         75,526,469          5,333,239           (438,556)

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




5.  Net Assets (continued)

                                                                                                               Net Unrealized
                                                                                                                Appreciation
                                                                                          Accumulated Net      (Depreciation)
                                                       Combined       Unit Transactions  Investment Income     of Investments
                                                   ------------------ ------------------ ------------------- --------------------
   Growth Division:
      Personal Variable                               $    1,137,156     $    1,039,273     $       10,425     $       87,458
      Premier Variable                                     9,551,201          8,421,782            136,389            993,030
      The Principal Variable Annuity                      87,742,029         76,959,897            811,838          9,970,294
                                                   ------------------ ------------------ ------------------- --------------------
                                                          98,430,386         86,420,952            958,652         11,050,782
   Money Market Division:
      Pension Builder Plus                                 1,077,889            985,117             92,772                  -
      Pension Builder Plus - Rollover IRA                     50,788             46,119              4,669                  -
      Personal Variable                                      981,411            975,322              6,089                  -
      Premier Variable                                     6,337,610          6,303,955             33,655                  -
      The Principal Variable Annuity                      32,290,664         32,119,647            171,017                  -
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                          40,738,362         40,430,160            308,202                  -
   World Division:
      Personal Variable                                      658,659            565,011             12,253             81,395
      Premier Variable                                     5,838,045          4,891,233            136,780            810,032
      The Principal Variable Annuity                      64,032,268         53,176,031          1,257,084          9,599,153
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ------------------ ------------------ ------------------- --------------------
                                                          70,528,972         58,632,275          1,406,117         10,490,580
                                                   ------------------ ------------------ ------------------- --------------------
                                                   ================== ================== =================== ====================
                                                        $806,097,603       $694,338,397        $54,441,816        $57,317,390
                                                   ================== ================== =================== ====================

                         Report of Independent Auditors


Board of Directors and Participants
Principal Mutual Life Insurance Company


We have audited the accompanying statement of net assets of Principal Mutual Life Insurance Company Separate Account B (comprising, respectively, the Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Accumulation, Emerging Growth, Government Securities, Growth, Money Market and World Divisions) as of December 31, 1996, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal Mutual Life Insurance Company Separate Account B at December 31, 1996, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Ernst & Young

Des Moines, Iowa
February 7, 1997

                          The Principal Financial Group
                      Consolidated Statements of Operations

                                                   Year ended December 31
                                                     1996          1995*
                                                 ----------------------------
                                                 ----------------------------
                                                        (In Millions)
Revenue
Premiums and annuity and other considerations        $5,121        $5,243
Policy and contract charges                             655           580
Net investment income                                 2,780         2,693
Net realized capital gains                              436           122
Commissions and other income                            150           143
                                                 ----------------------------
Total revenue                                         9,142         8,781

Expenses
Benefits, claims and settlement expenses              6,087         6,142
Dividends to policyowners                               299           307
Operating expenses                                    1,926         1,781
                                                 ----------------------------
                                                 ----------------------------
Total expenses                                        8,312         8,230
                                                 ----------------------------

Income before income taxes                              830           551

Income taxes                                            304           207
                                                 ----------------------------
                                                 ============================
Net income                                          $   526       $   344
                                                 ============================

* As restated.  See Note 1.

See accompanying notes.

                          The Principal Financial Group
                  Consolidated Statements of Financial Position

                                                               December 31
                                                            1996         1995*
                                                        ------------------------
                                                        ------------------------
                                                              (In Millions)

Assets
Debt securities, available-for-sale                        $21,974      $21,837
Equity securities, available-for-sale                        1,023        1,446
Mortgage loans                                              12,409       11,380
Real estate                                                  2,474        2,263
Policy loans                                                   736          711
Other investments                                               68           79
Cash and cash equivalents                                      271          295
Accrued investment income                                      464          479
Deferred acquisition costs                                   1,058          938
Property held for Company use                                  222          210
Separate account assets                                     17,218       12,957
Other assets                                                 1,225        1,369
                                                        ------------------------
                                                        ========================
Total assets                                               $59,142      $53,964
                                                        ========================
                                                        ========================

Liabilities
Contractholder funds                                       $23,194      $22,465
Future policy benefits and claims                           10,575       10,058
Other policyowner funds                                        454          476
Policyowner dividends payable                                  447          455
Debt                                                           399          361
Income taxes currently payable                                 283          214
Deferred income taxes                                          623          930
Separate account liabilities                                17,166       12,891
Other liabilities                                            1,347        1,508
                                                        ------------------------
                                                        ------------------------
Total liabilities                                           54,488       49,358

Equity
Surplus                                                      3,803        3,277
Net unrealized gains on available- securities          860        1,336
Foreign currency translation adjustment, net                    (9)          (7)
                                                        ------------------------
                                                        ------------------------
Total equity                                                 4,654        4,606
                                                        ------------------------
                                                        ========================
Total liabilities and equity                               $59,142      $53,964
                                                        ========================

* As restated.  See Note 1.

See accompanying notes.

                          The Principal Financial Group
                        Consolidated Statements of Equity

                                                                Net Unrealized
                                                                   Gains on       Foreign Currency
                                                              Available-for-Sale    Translation
                                                    Surplus       Securities      Adjustment, net   Total Equity
                                                  ---------------------------------------------------------------
                                                                          (In Millions)

   Balances at January 1, 1995*                     $2,933        $     48               $(6)          $2,975

   Net income                                          344               -                 -              344
   Increase in unrealized appreciation on debt
     securities available-for-sale                       -           1,834                 -            1,834
   Increase in unrealized appreciation on equity
     securities available-for-sale                       -             411                 -              411
   Adjustments for assumed changes in
     amortization pattern:
     Deferred acquisition costs                          -            (315)                -             (315)
     Unearned revenue reserves                           -              52                 -               52
   Provision for deferred income taxes                   -            (694)                -             (694)
   Change in foreign currency translation
     adjustment, net                                     -               -                (1)              (1)
                                                  ---------------------------------------------------------------
   Balances at December 31, 1995                     3,277           1,336                (7)           4,606

   Net income                                          526               -                 -              526
   Decrease in unrealized appreciation on debt
     securities available-for-sale                       -            (543)                -             (543)
   Decrease in unrealized appreciation on equity
     securities available-for-sale                       -            (262)                -             (262)
   Adjustments for assumed changes in
     amortization pattern:
     Deferred acquisition costs                          -              83                 -               83
     Unearned revenue reserves                           -             (11)                -              (11)
   Provision for deferred income tax benefit             -             257                 -              257
   Change in foreign currency translation
     adjustment, net                                     -               -                (2)              (2)
                                                  ---------------------------------------------------------------
                                                  ===============================================================
   Balances at December 31, 1996                    $3,803         $   860               $(9)          $4,654
                                                  ===============================================================

* As restated.  See Note 1.

See accompanying notes.

                          The Principal Financial Group
                      Consolidated Statements of Cash Flows


                                                                                 Year ended December 31
                                                                                  1996          1995*
                                                                              -----------------------------
                                                                              -----------------------------
                                                                                     (In Millions)
Operating activities
Net income                                                                           $526          $344
Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of deferred acquisition costs                                         178           145
   Additions to deferred acquisition costs                                           (215)         (206)
   Accrued investment income                                                           15             6
   Contractholder and policyowner liabilities and dividends                           240           523
   Current and deferred income taxes                                                   20            93
   Net realized capital gains                                                        (436)         (122)
   Depreciation and amortization expense                                              112            97
   Other                                                                             (230)          437
                                                                              -----------------------------
                                                                              -----------------------------
Net adjustments                                                                      (316)          973
                                                                              -----------------------------
Net cash provided by operating activities                                             210         1,317

Investing activities
Available-for-sale securities:
   Purchases                                                                      (11,762)      (13,195)
   Sales                                                                            8,949         9,333
   Maturities                                                                       2,796         2,485
Mortgage loans acquired or originated                                              (2,955)       (2,837)
Mortgage loans sold or repaid                                                       1,619         1,702
Real estate acquired                                                                 (166)         (143)
Real estate sold                                                                      253            38
Net change in policy loans                                                            (25)          (28)
Net change in property held for company use                                           (18)          (44)
Net change in other investments                                                       (74)          (11)
                                                                              -----------------------------
Net cash used in  investment activities                                            (1,383)       (2,700)

Financing activities
Issuance of debt                                                                       43            21
Principal repayments of debt                                                          (29)          (71)
Proceeds of short-term borrowings                                                   1,451           990
Repayment of short-term-borrowings                                                 (1,282)         (990)
Investment contract deposits                                                        7,496         6,756
Investment contract withdrawals                                                    (6,530)       (5,310)
                                                                              -----------------------------
Net cash provided by financing activities                                           1,149         1,396
                                                                              -----------------------------

Net increase (decrease) in cash and cash equivalents                                  (24)           13

Cash and cash equivalents at beginning of year                                        295           282
                                                                              -----------------------------
                                                                              =============================
Cash and cash equivalents at end of year                                        $     271     $     295
                                                                              =============================

* As restated.  See Note 1.

See accompanying notes.

                          The Principal Financial Group
                   Notes to Consolidated Financial Statements

                                December 31, 1996

1.  Nature of Operations and Significant Accounting Policies

Description of Business

The Principal Financial Group (the Company), comprised of Principal Mutual Life Insurance Company (Principal Mutual) and its subsidiaries, is a diversified financial services organization engaged in the marketing and management of life insurance, annuity, health, pension and other financial products and services, primarily in the United States.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with generally accepted accounting principles (GAAP). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Total assets of the unconsolidated entities amounted to $1.5 billion at December 31, 1996 and $1.7 billion at December 31, 1995, and total revenues were $349 million in 1996 and $320 million in 1995. During 1996 and 1995, the Company included $(3) million and $(9) million, respectively, in net investment income representing the Company's share of current year net losses of the unconsolidated entities.

Accounting Changes

Prior to 1996, the Company prepared its financial statements in conformity with reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Such practices were considered GAAP for mutual life insurance companies through 1995. Financial Accounting Standards Board (FASB) Interpretation (FIN) No. 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises, as amended, which is effective for 1996 annual financial statements, no longer permits statutory-basis financial statements to be described as being prepared in conformity with GAAP.

Accordingly, the Company has adopted GAAP, including various accounting pronouncements but primarily Statement of Financial Accounting Standards (SFAS) No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts and Statement of Position (SOP) 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises, which address the accounting for long-duration and short-duration insurance and reinsurance contracts, including all participating business.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Pursuant to the requirements of FIN No. 40, SFAS No. 120 and SOP 95-1, the effect of the changes from the statutory basis to GAAP accounting have been applied retroactively and the previously issued 1995 financial statements have been restated for the change. The effect of the changes applicable to years prior to January 1, 1995, has been presented as a restatement of equity as follows (in millions):

   Equity at January 1, 1995, as previously reported             $1,927
   Adjustment for the cumulative effect on prior years of
     retroactively adopting GAAP                                  1,048
                                                             ---------------
                                                             ===============
   Equity at January 1, 1995, as restated                        $2,975
                                                             ===============

The adoption of GAAP had the effect of increasing net income for 1996 and 1995 by approximately $111 million and $81 million, respectively.

Future Application of Accounting Standards

In June 1996, the FASB issued SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 125 provides consistent accounting standards for securitizations and other transfers of financial assets, determines when financial assets (liabilities) should be considered sold (settled) and removed from the statement of financial position, and determines when related revenues and expenses should be recognized. SFAS No. 125 is generally effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996.

SFAS No. 125 was subsequently amended in December 1996 by SFAS No. 127, Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125. SFAS No. 127 deferred for one year the effective date for transfers and servicing of repurchase agreements, dollar rolls, securities lending, secured borrowings and collateral and similar transactions. These Statements will be applicable to the Company. Management believes that they will not have a significant impact on the Company's consolidated financial statements.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)




1.  Nature of Operations and Significant Accounting Policies (continued)

Significant Risks

The following is a description of the most significant risks facing diversified financial service organizations and how the Company mitigates those risks:

Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and operating throughout the United States and the world, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

Credit risk is the risk that issuers of securities owned by the Company or borrowers on mortgage loans on real estate will default or that other parties that owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound credit and collection policies and by providing for any amounts deemed uncollectible.

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of the Company's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for policyowners' contract terminations, by offering products that transfer this risk to the purchaser and by attempting to match the maturity schedule of its assets with the expected payout of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Investments in debt and equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 10 for policies related to the determination of fair value.) The cost of debt securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of debt and equity securities is adjusted for declines in value that are other than temporary. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Investment real estate is reported at cost less accumulated depreciation. Such real estate is carried net of valuation allowances when indicators of impairment are present and the undiscounted cash flows to be generated by the real estate exceed carrying amounts. Properties acquired through loan foreclosures are recorded at fair market value at the time of foreclosure or receipt of deed in lieu of foreclosure. This becomes the new cost basis of the real estate and is subject to further potential carrying amount reductions as a result of depreciation and quarterly valuation determinations. Changes in the valuation allowance are charged or credited to income. Depreciation expense is computed primarily on the basis of accelerated and straight-line methods over the estimated useful lives of the assets. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell.

Commercial and residential mortgage loans are reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as realized gains (losses) on investments. The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate. If foreclosure is probable, the measurement of impairment is based upon the fair value of the collateral.

Net realized capital gains and losses on investments are determined using the specific identification basis.

Policy loans and other investments are primarily reported at cost.

Futures and Forward Contracts and Interest Rate and Equity Swaps (Derivatives)

The Company uses financial futures contracts, forward purchase commitments and interest rate swaps to hedge risks associated with interest rate fluctuations and uses equity swaps to hedge risks associated with market fluctuations of certain unaffiliated common stocks. Realized capital gains and losses on both those contracts that hedge risks associated with interest rate fluctuations and equity swaps are recognized in the period incurred.

Contractholder and Policyowner Liabilities

Contractholder and policyowner liabilities (contractholder funds, future policy benefits and claims and other policyowner funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds left with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyowners, excluding surrender charges. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally vary by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyowner funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums, Fees and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies and certain immediate annuities with life contingencies. Life insurance premiums and immediate annuity premiums are recognized as premium revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Related policy benefits and expenses for individual and group life and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment   contracts  do  not  subject  the  Company  to  risks  arising  from policyowner mortality or morbidity, and consist primarily of Guaranteed Investment Contracts (GICs) and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Deferred Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Acquisition costs that are not deferrable and maintenance costs are charged to operations as incurred.

Deferred acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyowner liabilities.

Deferred acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Reinsurance premiums, expenses, recoveries and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts, reported on a gross basis. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. The separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

Income Taxes

The Company files a consolidated income tax return that includes all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Foreign Exchange

The Company's foreign subsidiaries' statements of financial position and operations are translated at the current exchange rates and average exchange rates for the year, respectively. Resulting translation adjustments are reported as a component of equity. Other translation adjustments for foreign currency transactions that affect cash flows are reported in current operations.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property Held for Company Use

Property  held for  Company use  includes  home  office  properties  and related leasehold improvements. Property held for Company use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property held for Company use are computed principally on the straight-line method over the estimated useful lives of the assets. Property held for Company use and related accumulated depreciation are as follows (in millions):

                                                December 31
                                            1996           1995
                                        -----------------------------

   Property held for Company use              $285          $266
   Accumulated depreciation                    (63)          (56)
                                        =============================
   Property held for Company use, net         $222          $210
                                        =============================

Other Assets

Intangible assets are included in other assets in the consolidated statements of financial position. The cost of acquired subsidiaries in excess of the fair value of the net assets (i.e., goodwill) and other intangible assets (primarily customer lists and institutional customer relationships) have been recorded in connection with acquisitions. These assets are amortized on a straight-line basis primarily over 40 years with the exception of assets acquired after 1995 which are amortized over ten years. The carrying amount of goodwill and other intangible assets is reviewed periodically for indicators of impairment in value. Intangible assets and related accumulated amortization are as follows (in millions):

                                            December 31
                                        1996           1995
                                    -----------------------------

   Goodwill                               $135          $113
   Accumulated amortization                (22)          (31)
                                    -----------------------------
   Goodwill, net                           113            82

   Other intangible assets, net             34            56
                                    -----------------------------

   Total intangible assets                $147          $138
                                    =============================

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Mortgage servicing rights of $272 million and $176 million at December 31, 1996 and 1995, respectively, are included in other assets in the consolidated statements of financial position and represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance.

Other assets are reported primarily at cost.

Reclassifications

Certain reclassifications have been made to the 1995 financial statements to conform to the 1996 consolidated presentation.

2.  Investments

Under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, securities are generally classified as available-for-sale, held-to-maturity, or trading. The Company has classified its entire debt securities portfolio as available-for-sale, although it is generally the Company's intent to hold these securities to maturity. The Company has also classified all equity securities as available-for-sale. Securities classified as available-for-sale are reported at fair value in the consolidated statements of financial position with the related unrealized holding gains and losses on such available-for-sale securities reported as a separate component of equity after adjustments for related changes in deferred acquisition costs, unearned revenue reserves and deferred income taxes.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

2.  Investments (continued)

The cost, gross unrealized gains and losses and fair value of debt and equity securities available-for-sale as of December 31, 1996 and 1995, are as follows (in millions):

                                                                   Gross           Gross
                                                                Unrealized      Unrealized         Fair
                                                   Cost            Gains          Losses          Value
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
   December 31, 1996
   Bonds:
     United States Government and agencies       $     246     $       1            $  1         $     246
     States and political subdivisions                 303            13               -               316
     Corporate - public                              4,487           200              15             4,672
     Corporate - private                            12,876           737              25            13,588
     Mortgage-backed securities                      3,112            60              27             3,145
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
                                                    21,024         1,011              68            21,967
   Redeemable preferred stocks                           5             2               -                 7
                                              ===============================================================
     Total debt securities                         $21,029        $1,013             $68           $21,974
                                              ===============================================================
     Total equity securities                     $     502       $   536             $15          $  1,023
                                              ===============================================================

   December 31, 1995
   Bonds:
     United States Government and agencies        $    294     $       4           $   -          $    298
     States and political subdivisions                 281            19               -               300
     Corporate - public                              4,467           328              16             4,779
     Corporate - private                            12,211         1,081              57            13,235
     Mortgage-backed securities                      3,085           134               4             3,215
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
                                                    20,338         1,566              77            21,827
   Redeemable preferred stocks                          11             1               2                10
                                              ===============================================================
     Total debt securities                         $20,349        $1,567             $79           $21,837
                                              ===============================================================
     Total equity securities                     $     663       $   794             $11          $  1,446
                                              ===============================================================

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

2.  Investments (continued)

The cost and fair value of debt securities available-for-sale at December 31, 1996, by expected maturity, are as follows (in millions):

                                                Cost      Fair Value
                                               ----------------------
                                               ----------------------

   Due in one year or less                      $  1,290   $  1,314
   Due after one year through five years           6,486      6,720
   Due after five years through ten years          6,271      6,590
   Due after ten years                             3,865      4,198
                                               ----------------------
                                               ----------------------
                                                  17,912     18,822
   Mortgage-backed and other securities without
     a single maturity date                        3,117      3,152
                                               ----------------------
                                               ======================
   Total                                         $21,029    $21,974
                                               ======================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Major categories of net investment income are summarized as follows (in millions):

                                                  Year ended December 31
                                                   1996           1995
                                               -----------------------------

   Debt securities available-for-sale              $1,608        $1,603
   Equity securities available-for-sale                33            41
   Mortgage loans                                     922         1,008
   Real estate                                        338           162
   Policy loans                                        49            48
   Cash and cash equivalents                           15             8
   Other                                               60            24
                                               -----------------------------
                                               -----------------------------
                                                    3,025         2,894

   Less investment expenses                          (245)         (201)
                                               -----------------------------
                                               =============================
   Net investment income                           $2,780        $2,693
                                               =============================

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

2.  Investments (continued)

The major components of realized capital gains (losses) on investments are summarized as follows (in millions):

                                                  Year ended December 31
                                                   1996           1995
                                               -----------------------------

   Debt securities, available-for-sale:
     Gross gains                                    $121           $144
     Gross losses                                    (73)           (40)
   Equity securities, available-for-sale:
     Gross gains                                     451             40
     Gross losses                                     (5)            (9)
   Mortgage loans                                     (4)             3
   Real estate                                        14              6
   Other                                             (68)           (22)
                                               =============================
   Net realized capital gains                       $436           $122
                                               =============================

Proceeds from sales of investments (excluding maturity proceeds) in debt securities were $7.8 billion and $6.5 billion in 1996 and 1995, respectively. Gross gains of $76 million and $93 million and gross losses of $69 million and $54 million in 1996 and 1995, respectively, were realized on those sales. Of the 1996 and 1995 proceeds, $7.2 billion and $6.1 billion, respectively, relates to sales of mortgage-backed securities.

The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $64 million and $66 million and gross losses of $53 million and $17 million in 1996 and 1995, respectively, were realized on sales of mortgage-backed securities. At December 31, 1996, the Company had security purchases payable totaling $331 million relating to the purchases of mortgage-backed securities at forward dates.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

2.  Investments (continued)

The unrealized appreciation on investments in debt and equity securities available-for-sale is reported as a separate component of equity, reduced by adjustments to deferred acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes. The amount of net unrealized gains on available-for-sale securities is as follows (in millions):

                                                                                      December 31
                                                                                  1996           1995
                                                                              -----------------------------

   Unrealized appreciation on debt  securities, available-for-sale                 $945         $1,488
   Unrealized appreciation  on equity  securities, available-for-sale               521            783
   Adjustments for assumed changes in amortization pattern:
     Deferred acquisition costs                                                    (160)          (243)
     Unearned revenue reserves                                                       17             28
   Provision for deferred income taxes                                             (463)          (720)
                                                                              =============================
   Net unrealized gains on available-for-sale securities                           $860         $1,336
                                                                              =============================

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 1996 and 1995, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution              Property Type Distribution
                      December 31                           December 31
                -----------------------               -----------------------
                    1996        1995                      1996       1995
                -----------------------               -----------------------
                -----------------------               -----------------------

Pacific              30%         33%       Industrial      35%        38%
South Atlantic       22          21        Retail          34         30
North Central        17          16        Office          28         29
Mid Atlantic         15          16        Other            3          3
South Central         7           6
New England           5           5
Mountain              4           3

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

2.  Investments (continued)

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as realized gains (losses) on investments.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.

A summary of the changes in the mortgage loan allowance for losses is as follows (in millions):

                                                              December 31
                                                          1996           1995
                                                      --------------------------

Balance at beginning of year                               $115           $127
Provision for losses                                         16             16
Releases due to write-downs, sales and foreclosures         (10)           (28)
                                                      ==========================
Balance at end of year                                     $121           $115
                                                         =======================

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

2.  Investments (continued)

The Company was servicing approximately 328,000 and 286,000 loans with aggregate principal balances of approximately $24.4 and $19.9 billion at December 31, 1996 and 1995, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $175 million and $145 million at December 31, 1996 and 1995, respectively. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the allowance for loan loss.

Real estate includes properties directly owned by the Company that are generally held for investment purposes. Real estate holdings and related accumulated depreciation are as follows (in millions):

                                              December 31
                                          1996           1995
                                      -----------------------------

   Real estate                            $2,743        $2,481
   Accumulated depreciation                 (269)         (218)
                                      =============================
   Real estate, net                       $2,474        $2,263
                                      =============================

Other investments include properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $1.4 billion and $1.5 billion at December 31, 1996 and 1995, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $146 million at December 31, 1996.

Effective December 29, 1995, the Company entered into short-term equity swap agreements to mitigate its exposure to declines in the value of about one-half of its marketable common stock portfolio. Under the agreements, the return on that portion of the Company's marketable common stock portfolio was swapped for a fixed short-term interest rate. The equity swaps were terminated during 1996 and a realized loss of $81 million recorded. Common stocks of $633 million associated with these equity swaps were sold during 1996 and a gain of $402 million recorded, resulting in a net realized gain of $321 million.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

3.  Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and forward contracts to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and forward contracts are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures and forward contracts ($148 million at December 31, 1996, and $303 million at December 31, 1995) represent the extent of the Company's involvement but not the risk of loss.

The Company enters into interest rate swaps to minimize its exposure to fluctuations in interest rates. The most common use is to modify the duration of an asset or portfolio, a less common use is to convert a floating rate asset into a fixed rate asset. The notional principal amounts of the swaps outstanding at December 31, 1996 and 1995, were $970 million and $599 million, respectively, and the credit exposure at December 31, 1996 and 1995 was $15 million and $8 million, respectively. The Company is exposed to credit loss in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with superior performance records. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately three years at both December 31, 1996 and 1995, respectively. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

The Company enters into currency exchange swap agreements to convert certain foreign denominated fixed rate assets into U.S. dollar denominated fixed rate assets and eliminate the exposure to future currency volatility on those securities. At December 31, 1996, the Company had various foreign currency exchange agreements with maturities ranging from 1997 to 2018, with an aggregate notional amount involved of approximately $373 million and the credit exposure was $9 million. The average unexpired term of the swaps was approximately seven years at December 31, 1996.

The Company uses interest rate floors in hedging a portion of its portfolio of mortgage servicing rights from prepayment risk associated with changes in interest rates. At December 31, 1996, the Company had entered into interest rate floors with a notional value of $1.3 billion. The floors provide for the receipt of payments when interest rates are below predetermined interest rate levels. The premiums paid for floors are included in other assets on the Company's consolidated statements of financial position.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

4.  Accident and Health Reserves

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                              Year ended December 31
                                               1996           1995
                                           -----------------------------

   Balance at beginning of year               $   810       $   824

   Incurred:
     Current year                               3,051         3,179
     Prior years                                  (29)           (5)
                                           -----------------------------
                                           -----------------------------
   Total incurred                               3,022         3,174

   Payments:
     Current year                               2,535         2,654
     Prior years                                  497           534
                                           -----------------------------
   Total payments                               3,032         3,188
                                           -----------------------------

   Balance at end of year:
     Current year                                 516           525
     Prior years                                  284           285
                                           -----------------------------
                                           =============================
   Total balance at end of year               $   800       $   810
                                           =============================

The activity summary in the liability for unpaid accident and health claims shows a decrease of $29 million and $5 million to the December 31, 1995 and 1994 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 1996 and 1995, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These favorable development trends have been considered in establishing the current year liability for unpaid accident and health claims.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

5.  Debt

The components of debt as of December 31, 1996 and December 31, 1995 are as follows (in millions):

                                                      December 31
                                                 1996           1995
                                             ------------------------------

      7.875% notes payable, due 2024              $199          $199
      8% notes payable, due 2044                    99            99
      Mortgages and other notes payable            101            63
                                             ==============================
      Total debt                                  $399          $361
                                             ==============================

On March 10, 1994, Principal Mutual issued $300 million of surplus notes, including $200 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. The discount and direct costs associated with issuing these notes are being amortized to expense over their respective terms using the interest method. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the Commissioner) and only to the extent that Principal Mutual has sufficient surplus earnings to make such payments. For both of the years ended December 31, 1996 and 1995, interest of $24 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at Principal Mutual's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044 may be redeemed at Principal Mutual's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The other mortgages and notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 1996 range from $1 million to $9 million with interest rates generally ranging from 5.9% to 7.7%.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

5.  Debt (continued)

At December 31, 1996, future annual maturities of debt are as follows (in millions):

   1997                                    $  29
   1998                                       17
   1999                                        2
   2000                                        2
   2001                                        2
   Thereafter                                347
                                         ----------
                                         ==========
   Total future maturities of debt          $399
                                         ==========

Cash paid for interest for 1996 and 1995 was $52 million and $50 million, respectively.

The Company issues commercial paper periodically to meet its short-term financing needs and also has credit facilities with various banks. The Company had outstanding credit borrowings of $15 million at December 31, 1996 and other outstanding borrowings of $154 million at December 31, 1996. These outstanding borrowings are included in other liabilities in the consolidated statements of financial position. There were no outstanding borrowings at December 31, 1995.


6.  Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                     Year ended December 31
                                      1996           1995
                                  -----------------------------

   Current income taxes:
     Federal                           $145           $104
     State and foreign                   (1)             5
     Realized capital gains             210             41
                                  -----------------------------
   Total current income taxes           354            150
   Deferred income taxes                (50)            57
                                  =============================
   Total income taxes                  $304           $207
                                  =============================

Due to the inherent differences between income for financial reporting purposes and income for tax purposes, the Company's provision for income taxes does not have the customary relationship of taxes to income. This difference between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income is generally due to the Company making adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

6.  Income Taxes (continued)

The Internal Revenue Service (the Service) has completed examination of the consolidated federal income tax returns of Principal Mutual and affiliated companies through 1992. The Service has commenced its examination for the years 1993 and 1994. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

The Company's deferred income tax liabilities and assets are as follows (in millions):

                                                  December 31
                                              1996           1995
                                          -----------------------------

   Deferred income tax liabilities            $1,110        $1,319
   Deferred income tax assets                    487           389
                                          =============================
   Deferred income taxes, net                $   623       $   930
                                          =============================

The Company's significant deferred income tax liabilities and assets relate to unrealized gains on available-for-sale debt and equity securities, deferred acquisition costs, unrealized joint venture losses, policy liabilities and accruals and contractholder funds and claims, policyowner dividend liability, prepaid postretirement benefits other than pension, other investment related items and premiums and fees receivable. No valuation allowances have been recognized against deferred tax assets.

The Company has not recognized deferred taxes related to the undistributed earnings of certain foreign subsidiaries that are considered to be indefinitely reinvested because the Company does not expect to repatriate these earnings. A tax liability will be recognized when the Company expects distribution of those earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes in 1996 and 1995 was $285 million and $99 million, respectively.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

7.  Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and any change in unfunded accrued liability over a 30-year period as a percentage of compensation.

The pension plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations as of and for the years ended December 31, 1996 and 1995, is as follows (in millions):

                                                                  December 31
                                                                 1996    1995
                                                                 ------------
                                                                 ------------
Actuarial present value of benefit obligations:
   Vested benefit obligation                                      $482   $439
                                                                 ============
                                                                 ============
   Accumulated benefit obligation                                 $495   $464
                                                                 ============
                                                                 ============

Plan assets at fair value, primarily affiliated mutual funds
   and investment contracts of the Company                        $841   $723
Projected benefit obligation                                       732    670
                                                                 ------------
Plan assets in excess of projected benefit obligation              109     53

Unrecognized net (gains) losses and funding different from
   that assumed and from changes in assumptions                    (29)    41
Unrecognized prior service cost                                     17      1
Unrecognized net transition asset                                  (60)   (70)
                                                                 ------------
                                                                 ============
Prepaid pension asset                                            $  37  $  25
                                                                 ============

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

7.  Employee and Agent Benefits (continued)

Net periodic pension expense (income) included the following components (in millions):

                                                            Year ended
                                                            December 31
                                                       1996           1995
                                                    -------------------------

      Service cost                                     $  38         $  25
      Interest cost on projected benefit obligation       46            39
      Actual return on plan assets                      (118)         (144)
      Net amortization and deferral                       42            79
                                                    -------------------------
                                                    =========================
      Total net periodic pension expense (income)     $    8        $   (1)
                                                    =========================

The weighted-average assumed discount rate used in determining the projected benefit obligation was 7.25% and 7% at December 31, 1996 and 1995, respectively. Some of the trusts holding the plan assets are subject to income taxes at a 35% tax rate while others are not subject to income taxes. For both 1996 and 1995, the expected long-term rates of return on plan assets were approximately 6% (after estimated income taxes) for those trusts subject to income taxes and approximately 10% for those trusts not subject to income taxes. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older and have completed one year of service. Eligible participants may contribute up to 15% of their compensation or up to $ 9,500 in 1996 and $9,240 in 1995 annually to the plans. The Company matches the participant's contribution with a 50% contribution up to a maximum contribution of 2% of the participant's compensation. The Company contributed $13 million in 1996 and $11 million in 1995 to these defined contribution plans.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

7.  Employee and Agent Benefits (continued)

The postretirement plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations as of and for the years ended December 31, 1996 and 1995, is as follows (in millions):

                                                                                     December 31
                                                                                 1996            1995
                                                                            -------------------------------
   Plan assets at fair value, primarily affiliated mutual funds and
     investment contracts of the Company                                         $247            $208
   Accumulated postretirement benefit obligation:
     Retirees                                                                     (87)            (84)
     Eligible employees                                                           (38)            (39)
     Active employees not eligible to retire                                      (93)            (89)
                                                                            -------------------------------
                                                                            -------------------------------
   Total accumulated postretirement benefit obligation                           (218)           (212)
                                                                            -------------------------------
                                                                            -------------------------------
   Excess (deficiency) of plan assets over (under) accumulated
     postretirement benefit obligation                                             29              (4)

   Unrecognized net losses and funding different from that assumed and
     from changes in assumptions                                                  (10)             20
   Unrecognized net transition obligation                                          17              21
                                                                            -------------------------------
                                                                            ===============================
   Postretirement benefit asset                                                 $  36           $  37
                                                                            ===============================

The net periodic postretirement benefit cost included the following components (in millions):

                                                                                      Year ended
                                                                                     December 31
                                                                                 1996            1995
                                                                            -------------------------------
                                                                            -------------------------------

   Service cost                                                                   $12            $  7
   Interest cost on accumulated postretirement benefit cost                        15              14
   Actual return on plan assets                                                   (32)            (43)
   Amortization of transition obligation                                            4               4
   Net amortization of gains and losses                                            19              34
                                                                            ===============================
   Total net periodic postretirement benefit cost                                 $18             $16
                                                                            ===============================

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

7.  Employee and Agent Benefits (continued)

The weighted-average assumed discount rate used in determining the accumulated postretirement benefit obligation was 7.25% and 7% at December 31, 1996 and 1995, respectively. Some of the trusts holding the plan assets are subject to income taxes at a 35% tax rate while others are not subject to income taxes. For both 1996 and 1995, the expected long-term rates of return on plan assets were approximately 6% (after estimated income taxes) for those trusts subject to income taxes and approximately 9% for those trusts not subject to income taxes. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 11.5% in 1996, declines to 9.5% in 2001 and then declines to an ultimate rate of 6.5% in 2032. If the health care cost trend rate assumptions were increased by 1% in each year, the accumulated postretirement benefits obligation for health plans as of December 31, 1996 would increase by 19.5% ($33 million). The effect of this 1% increase would also increase the aggregate of the service cost and interest cost components of the net periodic postretirement benefit cost of health plans for the year ended December 31, 1996 by 24.5% ($6 million).

8.  Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers. The Company also monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

8.  Reinsurance (continued)

The effect of reinsurance on premiums and annuity and other considerations and benefits, claims and settlement expenses is as follows (in millions):

                                                        Year ended
                                                       December 31
                                                   1996            1995
                                                 -------------------------
                                                 -------------------------

Premiums and annuity and other considerations:
  Direct                                          $5,034          $5,171
  Assumed                                            116              99
  Ceded                                              (29)            (27)
                                                 =========================
Net premiums and annuity and other considerations $5,121          $5,243
                                                 =========================
                                                 =========================

Benefits, claims and settlement expenses:
  Direct                                          $6,003          $6,070
  Assumed                                            109              99
  Ceded                                              (25)            (27)
                                                 =========================
Net benefits, claims and settlement expenses      $6,087          $6,142
                                                 =========================

9.  Other Commitments and Contingencies

The Company, as a lessor, leases industrial, office, retail and other wholly owned investment real estate properties under various operating leases. Rental income for all operating leases totaled $310 million in 1996 and $260 million in 1995. At December 31, 1996, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

   1997                                     $   273
   1998                                         240
   1999                                         200
   2000                                         161
   2001                                         116
   Thereafter                                   444
                                          -------------
                                          =============
   Total future minimum lease receipts       $1,434
                                          =============

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

9.  Other Commitments and Contingencies (continued)

The Company, as a lessee, leases office space, data processing equipment and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $73 million in 1996 and $69 million in 1995. At December 31, 1996, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

   1997                                         $  58
   1998                                            42
   1999                                            32
   2000                                            21
   2001                                            14
   Thereafter                                      28
                                             -----------
                                                  195
   Less future sublease rental income               4
                                             -----------
   Total future minimum lease payments           $191
                                             ===========

The Company is a defendant in various legal actions arising in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from the resolution of such actions would not have a material effect on the Company's consolidated financial statements.

The Company is also subject to insurance guarantee laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyowners and claimants in the event of insolvency of other insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. At both December 31, 1996 and 1995, approximately $15 million is reserved in other liabilities in the consolidated statements of financial position for possible guarantee fund assessments for which notices have not been received and the Company does not anticipate receiving a premium tax credit.

10.  Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyowner liabilities other than investment contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

10.  Fair Value of Financial Instruments (continued)

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparts. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other debt and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments and cash and cash equivalents in the accompanying consolidated statements of financial position approximates their carrying amounts.

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyowner liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

10.  Fair Value of Financial Instruments (continued)

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1996 and 1995, are as follows (in millions):

                                                             1996                         1995
                                                  ---------------------------  ----------------------------
                                                     Carrying       Fair         Carrying        Fair
                                                      Amount        Value         Amount         Value
                                                  ---------------------------  ----------------------------
                                                  ---------------------------  ----------------------------

 Assets (liabilities)

   Debt securities (see Note 2)                       $21,974       $21,974        $21,837       $21,837
   Equity securities (see Note 2)                       1,023         1,023          1,446         1,446
   Mortgage loans                                      12,409        12,823         11,380        11,965
   Policy loans                                           736           736            711           711
   Other investments                                       68            68             79            79
   Cash and cash equivalents                              271           271            295           295
   Investment-type insurance contracts                (22,196)      (22,158)       (21,538)      (21,960)
   Debt                                                  (399)         (427)          (361)         (401)

11.  Statutory Insurance Financial Information

Principal Mutual, the largest member of The Principal Financial Group, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus is not material. The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate the Company.

                          The Principal Financial Group
             Notes to Consolidated Financial Statements (continued)

11.  Statutory Insurance Financial Information (continued)

The following summary reconciles the assets and equity at December 31, 1996 and 1995, and net income for the years ended December 31, 1996 and 1995, in accordance with statutory reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (Principal Mutual only) with that reported in these consolidated GAAP financial statements (in millions):

                                                                     Assets       Equity     Net Income
                                                                  -----------------------------------------
                                                                  -----------------------------------------
   December 31, 1996
   As reported in accordance with statutory accounting practices
     - unconsolidated                                               $56,837       $2,504        $415
   Additions (deductions):
     Unrealized gain on debt securities available-for-sale              964          964           -
     Consolidation and basis changes of certain subsidiaries           (259)         (10)          -
     Adjustment for cash and cash equivalents                          (152)           -           -
     Adjustment to record statutory non-admitted assets                  52           52           -
     Investment adjustments other than debt securities                  766          911          53
     Adjustments to insurance reserves                                 (156)        (238)        (40)
     Deferral of policy acquisition costs                             1,058        1,058          38
     Adjustments for pension and postretirement accounting               78           78         (17)
     Surplus note reclassification as debt                                -         (298)          -
     Adjustments to dividend liabilities                                  -          123          (1)
     Provision for deferred federal income taxes                         (6)        (493)         60
     Other - net                                                        (40)           3          18
                                                                  -----------------------------------------
                                                                  =========================================
   As reported in these consolidated GAAP financial statements      $59,142       $4,654        $526
                                                                  =========================================
   December 31, 1995
   As reported in accordance with statutory accounting practices
     - unconsolidated                                               $51,268       $2,208        $263
   Additions (deductions):
     Unrealized gain on debt securities available-for-sale            1,553        1,553           -
     Consolidation and basis changes of certain subsidiaries            (95)         (10)         64
     Adjustment for cash and cash equivalents                          (245)           4           -
     Adjustment to record statutory non-admitted assets                  73           73           -
     Investment adjustments other than debt securities                  568          917          (4)
     Adjustments to insurance reserves                                 (128)        (152)         (8)
     Deferral of policy acquisition costs                               937          937          61
     Adjustments for pension and postretirement accounting               66           66         (11)
     Surplus note reclassification as debt                                -         (298)          -
     Adjustments to dividend liabilities                                  -          124           1
     Provision for deferred federal income taxes                         (9)        (770)        (20)
     Other - net                                                        (24)         (46)         (2)
                                                                  -----------------------------------------
                                                                  =========================================
   As reported in these consolidated GAAP financial statements      $53,964       $4,606        $344
                                                                  =========================================

                         Report of Independent Auditors

The Board of Directors
Principal Mutual Life Insurance Company

We have audited the accompanying consolidated statements of financial position of The Principal Financial Group (the Company) as of December 31, 1996 and 1995, and the related consolidated statements of operations, equity and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Principal Financial Group at December 31, 1996 and 1995, and the consolidated results of its operations and its cash flows for the years then ended in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 1996 the Company adopted certain accounting changes to conform with generally accepted accounting principles for mutual life insurance enterprises, and retroactively restated the 1995 financial statements for the change.

/s/ Ernst & Young

Des Moines, Iowa
February 7, 1997


RF581B-5


                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the years ended December 31, 1996 and 1995 and for the period beginning June 16, 1994 and ended December 31, 1994.

                 (2)   Part B:
                       Principal Mutual Life Insurance Company Separate
                          Account B:
                          Report of Independent Auditors.
                          Statement of Net Assets, December 31, 1996.
                          Statement of Operations for the year ended
                             December 31, 1996.
                          Statements of Changes in Net Assets for the years
                             ended December 31, 1996 and 1995.
                          Notes to  Financial Statements.
                          The Principal Financial Group(R):
                          Report of Independent Auditors.
                          Consolidated Statements of Operations for the years
                             ended December 31, 1996 and 1995.
                          Consolidated Statements of Financial Position,
                              December 31, 1996 and 1995.
                          Consolidated Statements of Equity for the years
                             ended  December 31, 1996 and 1995.
                          Consolidated Statements of Cash Flows for the
                             years ended December 31, 1996 and 1995.
                          Notes to Consolidated Financial Statements.

         (b)    Exhibits
                (1)    Board Resolution of Registrant (Filed 3/1/96)
                (3a)   Distribution Agreement (Filed 3/1/96)
                (3b)   Selling Agreement (File 3/1/96)
                (4a)   Form of Variable Annuity Contract (Filed 3/1/96)
                (4b)   Form of Variable Annuity Contract (Filed 3/1/96)
                (5)    Form of Variable Annuity Application (Filed 3/1/96)
                (6a)   Articles of Incorporation of the Depositor (Filed 3/1/96)
                (6b)   Bylaws of Depositor (Filed 3/1/96)
                (9)    Opinion of Counsel (Filed 3/1/96)
                (10a)  Consent of Ernst & Young LLP
                (10b)  Powers of Attorney (Filed 2/28/97)
                (13a)  Total Return Calculation (Filed 3/1/96)
                (13b)  Annualized Yield for Separate Account B (Filed 3/1/96)
                (27)   Financial Data Schedule for Separate Account B

Item 25.  Officers and Directors of the Depositor

          Principal  Mutual  Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            MARY VERMEER ANDRINGA            Vermeer Manufacturing Company
            Director                         Box 200
            Member, Nominating Committee     Pella, IA  50219-0200

            RUTH M. DAVIS                    The Pymatuning Group, Inc.
            Director                         Suite 570, 4900 Seminary Road
            Member, Nominating Committee     Alexandria, VA  22311

            DAVID J. DRURY                   The Principal Financial Group
            Director                         Des Moines, IA  50392
            Chairman of the Board
            Chief Executive Officer
            Chair,Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         2004 Kramer Street
            Member, Executive Committee      La Crosse, WI  54603
              Chair, Human Resources
              Committee

            G. DAVID HURD                    The Principal Financial Group
            Director                         Des Moines, IA  50392
            Member, Executive and
              Nominating Committees

            THEODORE M. HUTCHISON            4019 Oak Forest Drive
            Director                         Des Moines, IA  50312
            Member, Audit Comittee

            CHARLES S. JOHNSON               Pioneer Hi-Bred International, Inc.
            Director                         400 Locust, Ste. 700 Capital Square
            Member, Audit Committee          Des Moines, IA 50309

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Executive Committee      Des Moines, IA  50309-3023
              and Chair, Nominating
              Committee

            LEE LIU                          IES Industries Inc.
            Director                         Post Office Box 351
            Member, Executive and            Cedar Rapids, IA  52406
              Human Resources Committees

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         55 East 59th Street
            Member, Audit                    New York, NY  10022
              Committee

            RONALD D. PEARSON                Hy-Vee, Inc.
            Director                         5820 Westown Parkway
            Member, Human Resources          West Des Moines, IA  50266
              Committee

            JOHN R. PRICE                    The Chase Manhattan Corporation
            Director                         270 Park Avenue - 44th Floor
            Member, Nominating Committee     New York, NY  10017

            JEAN-PIERRE C. ROSSO             Case Corporation
            Director                         700 State Street
            Member, Audit Committee          Racine, WI 53404

            DONALD M. STEWART                The College Board
            Director                         45 Columbus Avenue
            Member, Human Resources          New York, NY  10023-6992
              Committee

            ELIZABETH E. TALLETT             Dioscor, Inc.
            Director                         48 Federal Twist Road
            Chair, Audit Committee           Stockton, NJ  08559

            DEAN D. THORNTON                 1602- 34 Court West
            Director                         Seattle, WA  98199
            Member, Audit Committee

            FRED W. WEITZ                    Essex Meadows, Inc.
            Director                         800 Second Avenue, Suite 150
            Member, Human Resources          Des Moines, IA  50309
              Committee


            Executive Officers (Other than Directors):

            JOHN E. ASCHENBRENNER            Senior Vice President

            RAY S. CRABTREE                  Executive Vice President

            THOMAS J. GAARD                  Senior Vice President

            MICHAEL H.GERSIE                 Senior Vice President

            THOMAS J. GRAF                   Senior Vice President

            J. BARRY GRISWELL                Executive Vice President

            RONALD E. KELLER                 Executive Vice President

            GREGG R. NARBER                  Senior Vice President and
                                             General Counsel

            RICHARD L. PREY                  Senior Vice President

            CHARLES E. ROHM                  Executive Vice President

            CARL C. WILLIAMS                 Senior Vice President and Chief
                                             Information Officer

Item 26.  Persons Controlled by or Under Common Control with Depositor

             Persons Controlled by or Under Common Control with Depositor

             Principal Mutual Life Insurance Company (incorporated as a mutual life insurance company under the laws of Iowa); sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal    Asset    Allocation    Fund,    Inc.   (a   Maryland
               Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on August 11, 1997.

               Principal  Aggressive Growth Fund, Inc. (a Maryland  Corporation)
               100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on August 11, 1997.

               Princor Balanced Fund, Inc. (a Maryland Corporation) 1.86% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal Balanced Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on August 11, 1997.

               Princor Blue Chip Fund, Inc. (a Maryland Corporation) 1.42% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Princor Bond Fund, Inc. (a Maryland Corporation) 1.49% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal Bond Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on August 11, 1997.

               Princor   Capital    Accumulation    Fund,   Inc.   (a   Maryland
               Corporation) 31.35% of outstanding shares owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal   Capital   Accumulation   Fund,   Inc.   (a   Maryland
               Corporation) 100.0% of outstanding shares owned by Principal Mutual Life Insurance Company and its Separate Accounts on
               August 11, 1997.

               Princor Cash Management Fund, Inc. (a Maryland Corporation) 1.35% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on August 11, 1997.

               Princor Emerging Growth Fund, Inc. (a Maryland Corporation) 0.62% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal  Emerging  Growth Fund,  Inc. (a Maryland  Corporation)
               100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on August 11, 1997.

               Princor Government Securities Income Fund, Inc. (a Maryland Corporation) 0.40% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal   Government   Securities   Fund,   Inc.   (a  Maryland
               Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on
               August 11, 1997.

               Princor Growth Fund, Inc. (a Maryland Corporation) 0.52% of outstanding shares owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal Growth Fund, Inc. (a Maryland Corporation) 100.0% of outstanding shares are owned by Principal Mutual Life Insurance Company and its Separate Accounts on August 11, 1997.

               Princor High Yield Fund, Inc. (a Maryland Corporation) 22.70% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on August 11, 1997.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on August 15, 1997.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on August 15, 1997.

               Princor Limited Term Bond Fund, Inc. (a Maryland Corporation) 53.17% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal Money Market Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on August 11, 1997.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 51.39% of the shares outstanding of the International Securities Portfolio and 84.13% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Princor Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.56% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Princor   Tax-Exempt  Cash  Management  Fund,  Inc.  (a  Maryland
               Corporation) 1.00% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Princor Utilities Fund, Inc. (a Maryland  Corporation)   1.54% of
               shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Princor World Fund, Inc. (a Maryland Corporation) 22.96% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal World Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997

          Subsidiaries organized and wholly-owned by Principal Mutual Life Insurance Company:

               a. Principal Holding Company (an Iowa Corporation) A holding company wholly-owned by Principal Mutual Life Insurance Company.

               b. PT Asuransi Jiwa Principal Egalita Indonesia (an Indonesia Corporation)

          Subsidiaries wholly-owned by Principal Holding Company:

               a. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

               b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

               c.  Principal   Development   Associates,   Inc.  (a   California
                   Corporation) a real estate development company.

               d. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

               e. Invista Capital Management, Inc. (an Iowa Corporation) a registered investment adviser.

               f. Principal Marketing Services, Inc. (a Delaware Corporation) a corporation formed to serve as an interface between marketers and manufacturers of financial services products.

               g. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

               h. Delaware Charter Guarantee & Trust Company (a Delaware Corporation) a nondepository trust company.

               i.  Principal   Securities   Holding   Corporation   (a  Delaware
                   Corporation) a holding company.

               j. Principal Health Care, Inc. (an Iowa Corporation) a developer and administrator of managed care systems.

               k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

               l.  Principal  Asset  Markets,   Inc.  (an  Iowa  Corporation)  a
                   residential mortgage loan broker.

               m. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

               n. Principal International, Inc. (an Iowa Corporation) a company formed for the purpose of international business development.

               o.  Principal   Spectrum    Associates,    Inc.   (a   California
                   Corporation) a real estate development company.

               p. Principal Commercial Advisors, Inc. (an Iowa Corporation) a company that purchases, manages and sells commercial real estate assets.

               q. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

               r. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               s.   Equity FC, Ltd. (an Iowa Corporation)  engaged in investment
                    transactions   including  limited  partnership  and  limited
                    liability companies.

          Subsidiaries  organized and wholly-owned by Princor Financial Services
          Corporation:

               a. Princor Management Corporation (an Iowa Corporation) a registered investment advisor.

               b.   Principal Investors Corporation (a New Jersey Corporation) a
                    registered   broker-dealer  with  the  Securities   Exchange
                    Commission. It is not currently active.

          Subsidiary wholly owned by Principal Securities Holding Corporation:

               a.   Principal   Financial    Securities,    Inc.   (a   Delaware
                    Corporation) an investment banking and securities brokerage firm.

          Subsidiary wholly owned by Delaware Charter Guarantee & Trust Company:

               a.   Trust  Consultants,   Inc.  (a  California   Corporation)  a
                    Consulting and Administration of Employee Benefit Plans.

          Subsidiaries  organized  and  wholly-owned  by Principal  Health Care,
          Inc.:

               a. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

               b. America's Health Plan, Inc. (a Maryland Corporation) a developer of discount provider networks.

               c. Principal Health Care Management Corporation (an Iowa Corporation) provide management services to health maintenance organizations.

               d. Principal Health Care of the Carolinas, Inc. (a North Carolina Corporation) a health maintenance organization.

               e.   Principal   Health  Care  of  Delaware,   Inc.  (a  Delaware
                    Corporation) a health maintenance organization.

               f.   Principal   Health   Care  of   Florida,   Inc.  (a  Florida
                    Corporation) a health maintenance organization.

               g.   Principal   Health   Care  of   Georgia,   Inc.  (a  Georgia
                    Corporation) a health maintenance organization.

               h.   Principal  Health  Care  of  Illinois,   Inc.  (an  Illinois
                    Corporation) a health maintenance organization.

               i.   Principal   Health  Care  of   Indiana,   Inc.  (a  Delaware
                    Corporation) a health maintenance organization.

               j. Principal Health Care of Iowa, Inc. (an Iowa Corporation) a health maintenance organization.

               k. Principal Health Care of Kansas City, Inc. (a Missouri Corporation) a health maintenance organization.

               l. Principal Health Care of Louisiana, Inc. (a Louisiana Corporation) a health maintenance organization.

               m. Principal Health Care of the Mid-Atlantic, Inc. (a Virginia Corporation) a health maintenance organization.

               n.   Principal   Health  Care  of  Nebraska,   Inc.  (a  Nebraska
                    Corporation) a health maintenance organization.

               o. Principal Health Care of Pennsylvania, Inc. (a Pennsylvania Corporation) a health maintenance organization.

               p. Principal Health Care of St. Louis, Inc. (a Delaware Corporation) a health maintenance organization.

               q. Principal Health Care of South Carolina, Inc. (A South Carolina Corporation) a health maintenance organization.

               r. Principal Health Care of Tennessee, Inc. (a Tennessee Corporation) a health maintenance organization.

               s. Principal Health Care of Texas, Inc. ( a Texas Corporation) a health maintenance organization.

               t.   United  Health  Care   Services  of  Iowa,   Inc.  (an  Iowa
                    Corporation) a health maintenance organization.

          Subsidiary owned by The Admar Group, Inc.:

               a. Admar Corporation (a California Corporation) a managed care services organization.

               b. Admar Insurance Marketing, Inc. (a California Corporation) a managed care services organization.

               c. SelectCare Management Co., Inc. (a California Corporation) a managed care services organization.

               d. Image Financial & Insurance Services, Inc. (a California Corporation) a managed care services organization.

               e. WM. G. Hofgard & Co., Inc. (a California Corporation) a managed care services organization.

               f. Benefit Plan Administrators, Inc. (a Colorado Corporation) a managed care services organization.

          Subsidiaries owned by Principal International, Inc.:

               a. Principal International Espana, S.A. de Seguros de Vida (a Spain Corporation).

               b.   Zao Principal International (a Russia Corporation) inactive.

               c.   Principal  International   Argentina,   S.A.  (an  Argentina
                    services corporation).

               d.   Principal   International   Asia   Limited   (a  Hong   Kong
                    Corporation).

               e. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation).

               f.   Principal    International   de   Chile,   S.A.   (a   Chile
                    Corporation) a holding company.

               g. Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico Corporation) a life insurance company.

               h.   Afore Confia-Principal, S.A. de C.V. (a Mexico Corporation).

               i.   Qualitas Medica, S.A. (an Argentina Corporation).

          Subsidiary owned by Principal International Espana, S.A. de Seguros de
          Vida:

               a. Princor International Espana S.A. de Agencia de Seguros (a Spain Corporation).

          Subsidiaries  owned by Principal International Argentina, S.A.:

               a. Ethika-S.A. Administradora de Fondos de Jubilaciones y Pensiones (an Argentina company)

               b. Princor Compania de Seguros de Retiro, S.A. (an Argentina Corporation).

               c. Prinlife Compania de Seguros de Vida, S.A. (an Argentina Corporation).

          Subsidiary owned by Principal International de Chile, S.A.:

               a.   BanRenta   Compania  de  Seguros  de  Vida,  S.A.  (a  Chile
                    Corporation) a life insurance company.

          Subsidiary owned by Afore Confia-Principal, S.A. de C.V.:

               a.   Siefore Confia-Principal, S.A. de C.V.
                    (a Mexico Corporation)

Item 27.  Number of Contractowners - As of: October 10, 1997

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts               101           10
          Pension Builder Contracts                  1,298        1,669
          Personal Variable Contracts                4,008          134
          Premier Variable Contracts                16,349          257
          Flexible Variable Annuity Contract        23,019       23,019

Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Money Market Fund, Inc., Principal Special Markets Fund, Inc., Principal World Fund, Inc., Princor Balanced Fund, Inc., Princor Blue Chip Fund, Inc., Princor Bond Fund, Inc., Princor Capital Accumulation Fund, Inc., Princor Cash Management Fund, Inc., Princor Emerging Growth Fund, Inc., Princor Government Securities Income Fund, Inc., Princor Growth Fund, Inc., Princor High Yield Fund, Inc., Princor Limited Term Bond Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International SmallCap Fund, Inc., Princor Tax-Exempt Bond Fund, Inc., Princor Tax-Exempt Cash Management Fund, Inc., Princor Utilities
Fund, Inc., Princor World Fund, Inc. and for variable annuity contracts participating in Principal Mutual Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Mutual Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

     (b)      (1)                 (2)

                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

  Robert W. Baehr              Marketing Services
  The Principal                Officer
  Financial Group
  Des Moines, IA 50392

  Craig L. Bassett             Treasurer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael J. Beer              Senior Vice President and
  The Principal                Chief Operating Officer
  Financial Group
  Des Moines, IA 50392

  Mary L. Bricker              Assistant Corporate
  The Principal                Secretary
  Financial Group
  Des Moines, IA 50392

  Ray S. Crabtree              Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  David J. Drury               Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  Arthur S. Filean             Vice President
  The Principal
  Financial Group
  Des Moines, IA 50392

  Paul N. Germain              Assistant Vice President-
  The Principal                Operations
  Financial Group
  Des Moines, IA 50392

  Michael H. Gersie            Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ernest H. Gillum             Assistant Vice President-
  The Principal                Registered Products
  Financial Group
  Des Moines, IA 50392

  William C. Gordon            Insurance License Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Thomas J. Graf               Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  J. Barry Griswell            Director and
  The Principal                Chairman of the
  Financial Group              Board
  Des Moines, IA 50392

  Joyce N. Hoffman             Vice President and
  The Principal                Corporate Secretary
  Financial Group
  Des Moines, IA 50392

  Stephan L. Jones             Director and
  The Principal                President
  Financial Group
  Des Moines, IA 50392

  Ronald E. Keller             Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  John R. Lepley               Senior Vice
  The Principal                President - Marketing
  Financial Group              and Distribution
  Des Moines, IA 50392

  Gregg R. Narber              Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  Mark M. Oswald               Compliance Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Layne A. Rasmussen           Controller-Mutual Funds
  The Principal
  Financial Group
  Des Moines, IA 50392

  Elizabeth R. Ring            Controller
  The Principal
  Financial Group
  Des Moines, IA 50392

  Charles E. Rohm              Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael D. Roughton          Counsel
  The Principal
  Financial Group
  Des Moines, IA 50392

  Jean B. Schustek             Product Compliance Officer-
  The Principal                Registered Products
  Financial Group
  Des Moines, IA 50392

  Kyle R. Selberg              Vice President-
  The Principal                Marketing
  Financial Group
  Des Moines, IA 50392

  Susan R. Sorensen            Marketing Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Roger C. Stroud              Assistant Director-
  The Principal                Marketing
  Financial Group
  Des Moines, IA 50392

        (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

            Princor Financial           $11,090,837.12
            Services Corporation

                   (3)                       (4)                 (5)


             Compensation on             Brokerage
                Redemption              Commissions         Compensation

                     0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Mutual Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 17th day of October, 1997.


                         PRINCIPAL MUTUAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ David J. Drury
                         By ______________________________________________
                              David J. Drury
                              Chairman and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date


/s/ D. J. Drury                Chairman and                    October 17, 1997
--------------------           Chief Executive Officer
D. J. Drury



/s/ D. C. Cunningham           Vice President and              October 17, 1997
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)



/s/ M. H. Gersie               Senior Vice President           October 17, 1997
--------------------           (Principal Financial
M. H. Gersie                   Officer)


  (M. V. Andringa)*            Director                        October 17, 1997
--------------------
M. V. Andringa


  (R. M. Davis)*               Director                        October 17, 1997
--------------------
R. M. Davis


  (C. D. Gelatt, Jr.)*         Director                        October 17, 1997
--------------------
C. D. Gelatt, Jr.


  (G. D. Hurd)*                Director                        October 17, 1997
--------------------
G. D. Hurd


  (T. M. Hutchison)*           Director                        October 17, 1997
--------------------
T. M. Hutchison


  (C. S. Johnson)*             Director                        October 17, 1997
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        October 17, 1997
--------------------
W. T. Kerr


  (L. Liu)*                    Director                        October 17, 1997
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                        October 17, 1997
--------------------
V. H. Loewenstein

  (R. D. Pearson)*             Director                        October 17, 1997
--------------------
R. D. Pearson


  (J. R. Price)*               Director                        October 17, 1997
--------------------
J. R. Price, Jr.


  (J-P. C. Rosso)*             Director                        October 17, 1997
--------------------
J-P. C. Rosso


  (D. M. Stewart)*             Director                        October 17, 1997
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                        October 17, 1997
--------------------
E. E. Tallett


  (D. D. Thornton)*            Director                        October 17, 1997
--------------------
D. D. Thornton


  (F. W. Weitz)*               Director                        October 17, 1997
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman and Chief Executive Officer



                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein